UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813040.103

ADIF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 4.3%
Aristocrat Leisure Ltd. (d)	3,680,300	$ 32,669
Babcock & Brown Ltd. (d)	1,278,185	20,572
BHP Billiton Ltd. sponsored ADR (d)	3,425,900	231,488
Computershare Ltd.	3,024,299	21,477
CSL Ltd.	6,641,927	203,439
Rio Tinto Ltd. (d)	345,711	38,128
Woolworths Ltd.	740,300	19,117
TOTAL AUSTRALIA		566,890
Austria - 0.5%
voestalpine AG	1,028,300	63,421
Bermuda - 0.3%
Catlin Group Ltd.	1,088,000	7,925
Hiscox Ltd.	3,778,100	20,851
TPV Technology Ltd.	15,168,000	9,610
TOTAL BERMUDA		38,386
Brazil - 1.1%
Banco do Brasil SA	1,553,500	25,903
Bolsa de Mercadorias & Futuros - BM&F SA	3,712,000	33,448
Bovespa Holding SA	2,996,000	43,995
Medial Saude SA (a)	1,952,000	22,416
Uniao de Bancos Brasileiros SA (Unibanco) GDR	158,600	20,745
TOTAL BRAZIL		146,507
Canada - 2.5%
Canadian Natural Resources Ltd.	1,993,200	127,531
EnCana Corp.	1,245,448	82,145
Open Text Corp. (a)(d)	1,234,400	38,316
OPTI Canada, Inc. (a)	2,288,700	37,744
OZ Optics Ltd. unit (f)	5,400	65
Talisman Energy, Inc.	3,064,800	48,436
Westernzagros Resources Ltd. (a)	427,000	915
TOTAL CANADA		335,152
China - 0.1%
Zhejiang Expressway Co. Ltd. (H Shares)	13,346,000	13,984
Denmark - 0.4%
William Demant Holding AS (a)(d)	734,007	49,918
Finland - 2.0%
Metso Corp.	1,447,500	68,107
Common Stocks - continued
	Shares	Value (000s)
Finland - continued
Neste Oil Oyj	1,027,800	$ 33,009
Nokia Corp. sponsored ADR	4,504,400	166,438
TOTAL FINLAND		267,554
France - 10.4%
Alcatel-Lucent SA sponsored ADR	13,185,500	83,464
Alstom SA	1,216,700	245,739
AXA SA	840,800	28,856
AXA SA sponsored ADR	393,600	13,508
BNP Paribas SA	597,500	59,279
Bureau Veritas SA	245,500	11,970
Carbone Lorraine	249,900	13,242
CNP Assurances	488,900	59,795
Gaz de France	1,856,400	100,680
Lagardere S.C.A. (Reg.)	580,982	42,692
Neuf Cegetel	1,217,511	63,332
Nexity	294,783	13,528
Orpea (a)	512,400	29,418
Pernod Ricard SA	269,080	28,630
Remy Cointreau SA	610,245	36,811
Renault SA	804,400	91,827
Sanofi-Aventis	244,300	19,979
Sanofi-Aventis sponsored ADR	1,486,400	60,779
Sodexho Alliance SA (d)	561,200	30,541
Total SA:
Series B	353,100	25,699
sponsored ADR	2,944,300	214,286
Unibail-Rodamco	158,700	37,666
Vivendi	1,717,613	69,224
TOTAL FRANCE		1,380,945
Germany - 13.4%
Aareal Bank AG	685,499	23,268
Allianz AG:
(Reg.)	185,100	33,022
sponsored ADR	7,557,970	134,834
Bayer AG	1,968,200	161,392
Bayerische Motoren Werke AG (BMW)	888,000	48,771
Bilfinger Berger AG	865,300	54,028
Commerzbank AG	229,700	6,979
CompuGROUP Holding AG (a)	937,404	17,679
DaimlerChrysler AG (Reg.)	938,100	73,388
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Deutz AG (a)(d)	150,000	$ 1,381
E.ON AG sponsored ADR	4,279,300	262,535
GFK AG	178,956	6,563
Henkel KGaA	350,537	14,674
Hochtief AG	12,900	1,299
K&S AG	205,700	52,044
Linde AG	556,256	72,595
MAN AG	281,000	34,646
Merck KGaA	295,500	36,550
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,219,600	219,156
Patrizia Immobilien AG	1,171,800	7,689
RWE AG	1,140,700	140,051
Siemens AG:
(Reg.)	1,042,300	135,291
sponsored ADR (d)	1,815,600	235,665
Wacker Chemie AG	38,000	8,275
TOTAL GERMANY		1,781,775
Greece - 0.7%
Hellenic Exchanges Holding SA	1,079,300	36,445
Public Power Corp. of Greece	1,303,840	61,153
TOTAL GREECE		97,598
Hong Kong - 1.2%
Hong Kong Exchanges & Clearing Ltd.	775,500	15,992
New World Development Co. Ltd.	12,394,000	37,512
Sun Hung Kai Properties Ltd.	3,765,000	73,635
Wharf Holdings Ltd.	4,860,000	25,866
TOTAL HONG KONG		153,005
Ireland - 0.5%
Allied Irish Banks PLC	1,233,000	27,416
Bank of Ireland	2,404,100	35,280
Smurfit Kappa Group PLC	643,700	8,703
TOTAL IRELAND		71,399
Israel - 0.6%
Mizrahi Tefahot Bank Ltd.	9,841,265	79,652
Italy - 2.5%
A2A SpA	10,086,080	40,555
ENI SpA	2,801,900	90,403
ENI SpA sponsored ADR	289,100	18,656
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Fiat SpA	2,731,400	$ 63,920
Finmeccanica SpA	935,100	27,954
Pirelli & C. Real Estate SpA	400,000	16,000
Prysmian SpA	1,873,700	37,646
UniCredit SpA	4,371,250	32,283
TOTAL ITALY		327,417
Japan - 28.1%
ABC-Mart, Inc.	235,700	5,863
Aeon Co. Ltd.	7,510,800	90,909
Aeon Mall Co. Ltd.	1,695,800	43,380
Aioi Insurance Co. Ltd.	2,550,000	12,423
Aoyama Trading Co. Ltd.	1,633,400	36,868
Arealink Co. Ltd. (e)	87,229	14,775
Asahi Glass Co. Ltd.	4,541,000	56,544
Asics Corp.	3,382,000	43,893
Bank of Nagoya Ltd.	6,814,000	42,295
Bridgestone Corp.	2,209,400	37,422
Canon Fintech, Inc.	595,800	7,340
Canon, Inc.	1,890,800	80,491
Canon, Inc. sponsored ADR	2,356,100	100,299
Chiba Bank Ltd.	5,205,000	38,525
Daiei, Inc. (a)	1,666,200	8,227
Daiwa House Industry Co. Ltd.	5,397,000	75,222
Daiwa Securities Group, Inc.	21,228,000	187,265
DCM Japan Holdings Co. Ltd. (d)	3,112,820	17,916
Fuji Machine Manufacturing Co. Ltd.	2,027,100	39,177
Fukuoka Financial Group, Inc.	10,181,000	61,758
Hokuhoku Financial Group, Inc.	15,384,000	47,600
Ibiden Co. Ltd.	862,600	54,354
Inpex Holdings, Inc.	7,922	75,249
Isetan Co. Ltd.	2,140,400	24,961
Juroku Bank Ltd.	9,501,000	52,272
Kansai Paint Co. Ltd.	4,243,000	27,933
Konica Minolta Holdings, Inc.	3,961,000	63,515
Marubeni Corp.	13,447,000	92,066
Marui Group Co. Ltd.	4,410,200	38,739
Matsui Securities Co. Ltd. (d)	13,153,600	90,924
Millea Holdings, Inc.	2,079,600	78,921
Misumi Group, Inc.	1,530,700	24,876
Mitsubishi Corp.	3,742,400	97,845
Mitsubishi Estate Co. Ltd.	4,130,000	109,533
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	3,841,500	$ 37,954
Mitsui & Co. Ltd.	5,508,000	110,077
Mitsui Fudosan Co. Ltd.	3,270,000	74,731
Monex Beans Holdings, Inc. (d)	10,893	6,341
Mori Seiki Co. Ltd.	1,041,400	18,442
Murata Manufacturing Co. Ltd.	1,990,100	98,448
Namco Bandai Holdings, Inc.	1,242,400	17,270
Nidec Corp.	1,338,100	87,713
Nippon Chemi-con Corp.	2,190,900	9,272
Nippon Electric Glass Co. Ltd.	7,655,200	114,544
Nippon Yusen KK	2,016,000	16,438
Nomura Holdings, Inc.	5,927,300	86,776
Nomura Holdings, Inc. sponsored ADR	4,015,900	58,793
NSK Ltd.	6,117,000	53,214
NTT Urban Development Co.	21,714	34,308
Okamura Corp.	4,931,000	41,273
Okinawa Cellular Telephone Co.	7,759	14,667
OMC Card, Inc. (d)(e)	11,455,100	43,093
ORIX Corp.	194,560	33,027
Osaka Securities Exchange Co. Ltd.	1,438	7,776
SBI E*TRADE Securities Co. Ltd. (d)	64,803	51,682
Sekisui House Ltd.	6,579,000	72,949
Seven & I Holdings Co. Ltd.	943,500	23,381
SFCG Co. Ltd.	376,930	56,116
Shinko Electric Co. Ltd. (d)	4,165,000	12,456
SMC Corp.	126,500	14,181
Sompo Japan Insurance, Inc.	6,322,000	57,138
Sony Corp.	664,000	31,533
Sony Corp. sponsored ADR	356,300	16,921
Sumitomo Corp.	7,643,000	105,376
Sumitomo Electric Industries Ltd.	1,276,500	18,632
Sumitomo Mitsui Financial Group, Inc.	5,379	42,393
Sumitomo Osaka Cement Co. Ltd.	17,933,000	34,405
Takeda Pharmaceutical Co. Ltd.	859,600	52,144
Tokai Carbon Co. Ltd.	9,268,000	72,519
Tokuyama Corp.	4,418,000	31,536
Tokyo Tomin Bank Ltd.	2,001,100	55,612
Toyota Motor Corp.	1,872,500	101,630
Yamada Denki Co. Ltd.	161,460	17,220
Yamaguchi Financial Group, Inc.	3,169,000	42,202
TOTAL JAPAN		3,753,563
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - 0.2%
ArcelorMittal SA (NY Reg.) Class A	438,400	$ 29,105
Malaysia - 0.7%
Gamuda Bhd	52,592,000	82,899
Public Bank BHD (For. Reg.)	3,848,400	13,559
TOTAL MALAYSIA		96,458
Netherlands - 3.7%
Akzo Nobel NV	403,300	29,663
Heineken NV (Bearer)	1,465,700	81,493
ING Groep NV (Certificaten Van Aandelen)	1,057,600	34,446
Koninklijke KPN NV	5,301,900	96,241
Koninklijke Philips Electronics NV (NY Shares)	385,300	15,181
Reed Elsevier NV sponsored ADR (a)	2,467,250	90,351
Unilever NV:
(Certificaten Van Aandelen)	1,934,619	63,099
(NY Shares)	2,709,900	88,126
TOTAL NETHERLANDS		498,600
Norway - 0.6%
Aker Kvaerner ASA	1,670,700	31,448
Hafslund ASA (B Shares)	1,249,863	25,287
Renewable Energy Corp. AS (a)	660,900	17,278
TOTAL NORWAY		74,013
Singapore - 0.2%
City Developments Ltd.	1,904,000	15,184
Singapore Exchange Ltd.	1,493,000	10,115
United Overseas Bank Ltd.	414,000	5,084
TOTAL SINGAPORE		30,383
Spain - 1.5%
Inditex SA	84,989	4,270
Telefonica SA sponsored ADR	2,265,500	198,911
TOTAL SPAIN		203,181
Sweden - 1.2%
AB Volvo (B Shares)	1,640,500	22,229
Scania AB (B Shares)	4,083,200	84,719
SSAB Svenskt Stal AB:
(A Shares)	1,215,600	32,222
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
SSAB Svenskt Stal AB: - continued
(B Shares)	579,200	$ 13,988
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	318,000	7,225
TOTAL SWEDEN		160,383
Switzerland - 8.7%
ABB Ltd.:
(Reg.)	4,987,147	124,724
sponsored ADR	1,898,700	47,468
Actelion Ltd. (Reg.) (a)	587,360	29,362
Basilea Pharmaceutica AG (a)	200,362	33,485
Credit Suisse Group sponsored ADR	1,020,300	57,922
Julius Baer Holding AG	1,006,628	70,703
Nestle SA:
(Reg.)	424,214	190,811
sponsored ADR	1,103,600	124,100
Novartis AG sponsored ADR	193,900	9,813
Roche Holding AG (participation certificate)	1,440,089	263,421
SGS Societe Generale de Surveillance Holding SA (Reg.)	98,154	128,010
Swiss Life Holding	113,481	27,557
Swisscom AG (Reg.)	22,438	8,956
Zurich Financial Services AG (Reg.)	177,410	50,793
TOTAL SWITZERLAND		1,167,125
Taiwan - 2.4%
Advanced Semiconductor Engineering, Inc.	79,815,374	68,003
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,988,000	16,039
Nan Ya Printed Circuit Board Corp.	3,046,000	14,546
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	6,680,541	51,707
Taiwan Mobile Co. Ltd.	42,544,000	61,500
Taiwan Semiconductor Manufacturing Co. Ltd.	28,223,708	52,879
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,084,141	28,621
Wistron Corp.	15,202,618	23,197
TOTAL TAIWAN		316,492
United Kingdom - 9.8%
AstraZeneca PLC (United Kingdom)	568,400	23,788
Barclays PLC	2,957,600	27,898
BHP Billiton PLC	1,202,100	36,352
BP PLC	6,596,300	70,086
BP PLC sponsored ADR	2,242,700	142,972
British Land Co. PLC	737,800	14,935
Dawnay Day Treveria PLC	12,382,400	14,753
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
GlaxoSmithKline PLC	609,800	$ 14,446
GlaxoSmithKline PLC sponsored ADR	1,728,300	81,887
Greene King PLC	1,574,600	23,526
HBOS plc	2,397,700	33,411
Intertek Group PLC	1,513,300	26,526
NETeller PLC (a)	4,254,500	5,531
Punch Taverns Ltd.	1,672,400	23,423
Rentokil Initial PLC	18,789,300	40,611
Rio Tinto PLC sponsored ADR	127,000	51,683
Royal Dutch Shell PLC Class B	5,577,400	192,839
Schroders PLC	1,612,900	35,156
Tesco PLC	11,472,054	95,904
Unilever PLC sponsored ADR	17,760	583
Vodafone Group PLC	8,708,600	30,306
Vodafone Group PLC sponsored ADR	9,388,100	326,699
TOTAL UNITED KINGDOM		1,313,315
United States of America - 0.2%
Microsoft Corp.	1,001,300	32,642
TOTAL COMMON STOCKS (Cost $12,594,541)		13,048,863
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	8,500	0
Nonconvertible Preferred Stocks - 0.8%
France - 0.5%
L'Air Liquide SA (a)	454,740	62,844
Germany - 0.1%
Henkel KGaA	362,700	16,540
Italy - 0.2%
Buzzi Unicem SpA (Risp)	1,569,595	25,177
Fondiaria-Sai SpA (Risp)	321,300	8,928
TOTAL ITALY		34,105
TOTAL NONCONVERTIBLE PREFERRED STOCKS		113,489
TOTAL PREFERRED STOCKS (Cost $96,579)		113,489
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c) (Cost $396,037)	396,036,884	$ 396,037
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $12,802)	$ 12,803	12,802
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $13,099,959)		13,571,191
NET OTHER ASSETS - (1.7)%		(222,586)
NET ASSETS - 100%		$ 13,348,605
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$12,802,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 2,795
Barclays Capital, Inc.	4,031
ING Financial Markets LLC	5,976
$ 12,802
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,448
Fidelity Securities Lending Cash Central Fund	3,128
Total	$ 6,576
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arealink Co. Ltd.	$ 43,272	$ -	$ -	$ 213	$ 14,775
Dawnay Day Treveria PLC	44,102	2,859	28,661	-	-
OMC Card, Inc.	42,243	-	-	-	43,093
Total	$ 129,617	$ 2,859	$ 28,661	$ 213	$ 57,868
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $13,135,428,000. Net unrealized appreciation aggregated $435,763,000, of which $1,709,793,000 related to appreciated investment securities and $1,274,030,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813062.103

AEA-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 0.7%
Nufarm Ltd.	170,000	$ 2,272,739
Bermuda - 1.5%
Peace Mark Holdings Ltd.	1,396,000	1,611,296
Sinofert Holdings Ltd.	4,018,000	3,189,686
TOTAL BERMUDA		4,800,982
Cayman Islands - 2.9%
Belle International Holdings Ltd.	1,245,000	1,449,782
Computime Group Ltd.	848,000	93,528
Hutchison China Meditech Ltd. (a)	3	8
Lee & Man Paper Manufacturing Ltd.	902,400	2,013,704
Mindray Medical International Ltd. sponsored ADR	35,400	1,207,140
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	48,800	2,764,520
Stella International Holdings Ltd.	1,082,500	1,943,584
TOTAL CAYMAN ISLANDS		9,472,266
China - 12.9%
Anhui Conch Cement Co. Ltd. (H Shares)	246,000	1,315,584
China Construction Bank Corp. (H Shares)	4,812,000	3,326,303
China Cosco Holdings Co. Ltd. (H Shares)	1,262,500	2,859,364
China Life Insurance Co. Ltd. (H Shares)	602,000	2,237,433
China Merchants Bank Co. Ltd. (H Shares)	373,000	1,296,360
China Oilfield Services Ltd. (H Shares)	404,000	737,800
China Petroleum & Chemical Corp. (H Shares)	1,934,000	2,081,371
China Shenhua Energy Co. Ltd. (H Shares)	601,500	3,085,624
Dalian Port (PDA) Co. Ltd. (H Shares)	1,967,000	1,132,656
Dongfang Electric Corp. Ltd.	450,000	2,654,714
Industrial & Commercial Bank of China	3,012,000	1,788,477
Nine Dragons Paper (Holdings) Ltd.	1,023,000	1,653,079
PetroChina Co. Ltd. (H Shares)	4,002,000	5,692,045
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	271,000	1,883,718
Sina Corp. (a)	119,000	4,724,300
Tencent Holdings Ltd.	722,000	4,263,971
Yantai Changyu Pioneer Wine Co. (B Shares)	241,240	1,710,270
TOTAL CHINA		42,443,069
Hong Kong - 18.5%
Cheung Kong Holdings Ltd.	349,000	5,626,109
China Mobile (Hong Kong) Ltd.	885,500	13,388,757
China Netcom Group Corp. Hong Kong Ltd.	842,000	2,570,020
China Unicom Ltd.	844,000	2,001,124
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CLP Holdings Ltd.	110,500	$ 874,369
CNOOC Ltd.	1,490,500	2,172,106
Fairwood Holdings Ltd. (c)	721,500	905,871
Hang Lung Properties Ltd.	1,083,000	4,215,359
Hang Seng Bank Ltd.	96,300	1,892,049
Hong Kong Land Holdings Ltd.	561,000	2,636,700
Kerry Properties Ltd.	762,313	5,049,531
Li & Fung Ltd.	636,000	2,365,389
Midland Holdings Ltd.	1,882,000	2,761,169
New World Development Co. Ltd.	1,203,339	3,642,063
Sun Hung Kai Properties Ltd.	422,000	8,253,339
Wharf Holdings Ltd.	450,000	2,395,014
TOTAL HONG KONG		60,748,969
India - 11.5%
Axis Bank Ltd.	120,000	3,424,033
Bajaj Auto Ltd.	26,000	1,561,489
Bank of Baroda	49,800	524,619
Bharat Heavy Electricals Ltd.	51,145	2,682,639
Bharti Airtel Ltd. (a)	152,768	3,340,244
Container Corp. of India Ltd.	10,000	457,396
Educomp Solutions Ltd.	5,160	442,173
INFO Edge India Ltd.	53,892	1,445,305
IVRCL Infrastructures & Projects Ltd.	205,000	2,334,954
Kotak Mahindra Bank Ltd.	70,000	1,833,045
Larsen & Toubro Ltd.	11,558	1,073,073
Max India Ltd. (a)	111,250	606,239
Reliance Communication Ltd.	200,854	3,062,666
Reliance Industries Ltd.	127,746	8,061,852
Royal Orchid Hotels Ltd.	132,311	382,483
Sesa Goa Ltd.	14,646	1,194,248
Shree Renuka Sugars Ltd.	60,000	1,309,139
State Bank of India	60,830	3,719,835
State Bank of India rights 4/4/08 (a)	12,166	178,820
TOTAL INDIA		37,634,252
Indonesia - 2.4%
PT Astra International Tbk	1,000,000	2,949,131
PT Bank Central Asia Tbk	1,203,000	462,191
PT Indosat Tbk	1,804,000	1,386,189
PT Perusahaan Gas Negara Tbk Series B	2,165,000	3,139,715
TOTAL INDONESIA		7,937,226
Common Stocks - continued
	Shares	Value
Korea (South) - 21.1%
Daelim Industrial Co.	21,590	$ 2,950,796
Dongbu Securities Co. Ltd.	66,711	656,614
Doosan Heavy Industries & Construction Co. Ltd.	21,295	2,077,945
Doosan Infracore Co. Ltd.	23,980	542,430
Hana Tour Service, Inc.	35,508	2,592,044
Hanwha Corp.	24,490	1,245,452
Hanwha Securities Co. Ltd.	97,950	1,260,891
Hyundai Mipo Dockyard Co. Ltd.	10,820	2,011,876
Kookmin Bank	60,170	3,952,470
Korea Exchange Bank	85,710	1,239,541
LG Household & Health Care Ltd.	20,810	3,704,062
Meritz Securities Co. Ltd.	114,679	1,044,911
NHN Corp. (a)	19,981	4,233,934
POSCO	17,602	9,492,414
Samsung Electronics Co. Ltd.	18,199	11,472,587
Samsung Engineering Co. Ltd.	30,000	2,866,980
Samsung Fire & Marine Insurance Co. Ltd.	12,240	2,431,530
Shinhan Financial Group Co. Ltd.	128,512	6,955,067
Shinsegae Co. Ltd.	2,449	1,585,356
STX Pan Ocean Co. Ltd.	842,000	1,449,880
Taewoong Co. Ltd.	64,331	5,439,012
TOTAL KOREA (SOUTH)		69,205,792
Malaysia - 3.0%
Bumiputra-Commerce Holdings Bhd	1,061,500	3,379,215
Parkson Holdings Bhd	360,800	858,649
Public Bank BHD (For. Reg.)	269,800	950,617
Resorts World Bhd	1,521,100	1,833,500
Sime Darby Bhd (a)	800,000	2,917,633
TOTAL MALAYSIA		9,939,614
Papua New Guinea - 0.8%
Lihir Gold Ltd. (a)	795,859	2,654,618
Philippines - 0.3%
Jollibee Food Corp.	857,100	1,039,552
Singapore - 3.2%
Cosco Corp. Singapore Ltd.	602,000	1,890,543
Keppel Corp. Ltd.	229,000	1,829,414
Parkway Holdings Ltd.	825,650	2,080,149
Raffles Medical Group Ltd.	730,000	664,573
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Technologies Engineering Ltd.	842,000	$ 1,984,672
Yangzijiang Shipbuilding Holdings Ltd.	2,206,000	1,961,581
TOTAL SINGAPORE		10,410,932
Taiwan - 13.5%
Cathay Financial Holding Co. Ltd.	900,000	2,153,009
Cathay Real Estate Development Co. Ltd.	4,005,000	2,506,431
China Steel Corp.	2,651,000	3,749,714
Chinatrust Financial Holding Co. Ltd. (a)	1,739,319	1,401,267
Delta Electronics, Inc.	280,000	716,909
E-Life Mall Corp. Ltd.	316,030	557,341
EVA Airways Corp. (a)	2,592,592	1,282,537
Far East Department Stores Co. Ltd.	1,528,000	2,150,043
Far Eastern Textile Ltd.	2,339,620	3,245,361
Formosa Plastics Corp.	618,000	1,416,783
Fuhwa Financial Holding Co. Ltd. (a)	12,533,054	9,602,228
Hung Poo Real Estate Development Co. Ltd.	742,000	904,671
Les Enphants Co. Ltd.	1,469,000	827,092
MediaTek, Inc.	320,850	3,196,191
Nan Ya Plastics Corp.	999,000	2,004,351
Sinyi Realty, Inc.	563,243	1,601,519
Taiwan Cement Corp.	1,794,679	2,332,274
Taiwan Semiconductor Manufacturing Co. Ltd.	1,054,140	1,974,993
Tsann Kuen Enterprise Co. Ltd. (a)	980,000	1,229,352
WPG Holding Co. Ltd.	1,592,000	1,424,514
TOTAL TAIWAN		44,276,580
Thailand - 2.6%
Bumrungrad Hospital PCL (For. Reg.)	1,308,500	1,455,870
Central Pattana PCL (For. Reg.)	2,405,400	1,674,968
LPN Development PCL	3,608,000	622,634
Minor International PCL (For. Reg.)	2,549,608	1,181,017
Robinson Department Store PCL (For. Reg.)	3,006,700	992,220
Siam Commercial Bank PCL (For. Reg.)	1,081,200	2,487,775
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		8,414,484
TOTAL COMMON STOCKS (Cost $267,801,226)		311,251,075
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b) (Cost $16,136,213)	16,136,213	$ 16,136,213
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $283,937,439)		327,387,288
NET OTHER ASSETS - 0.2%		633,876
NET ASSETS - 100%		$ 328,021,164
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $905,871 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 170,775
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $284,018,980. Net unrealized appreciation aggregated $43,368,308, of which $69,933,493 related to appreciated investment securities and $26,565,185 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813064.103

FAEM-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	26,900	$ 637,799
Banco Patagonia SA unit	15,000	299,318
Telecom Argentina SA Class B sponsored ADR (a)	17,000	345,780
TOTAL ARGENTINA		1,282,897
Austria - 0.6%
Erste Bank AG	27,000	1,468,573
Raiffeisen International Bank Holding AG	14,274	1,823,463
TOTAL AUSTRIA		3,292,036
Bahrain - 0.2%
Gulf Finance House BSC unit (a)	29,100	1,105,800
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	129,900	1,499,031
C C Land Holdings Ltd.	603,000	669,704
Central European Media Enterprises Ltd. Class A (a)	16,900	1,601,951
Credicorp Ltd. (NY Shares)	15,600	1,117,272
Dufry South America Ltd. unit	34,671	696,968
FerroChina Ltd.	353,000	271,538
Pacific Basin Shipping Ltd.	364,000	511,634
Samling Global Ltd.	2,207,000	322,667
Sinofert Holdings Ltd.	2,112,100	1,676,689
TOTAL BERMUDA		8,367,454
Brazil - 12.5%
All America Latina Logistica SA unit	114,600	1,246,984
Anhanguera Educacional Participacoes SA unit (a)	12,509	188,453
Banco Bradesco SA:
(PN)	126,400	3,334,977
(PN) sponsored ADR	67,800	1,838,736
Banco Daycoval SA (PN)	53,600	350,426
Banco do Brasil SA	287,100	4,787,176
Banco Indusval SA	20,080	223,745
Companhia de Concessoes Rodoviarias	53,100	855,819
Companhia de Saneamento de Minas Gerais	67,500	913,303
Companhia Vale do Rio Doce (PN-A) sponsored ADR	594,400	15,472,232
Gafisa SA:
ADR (a)(e)	21,700	755,811
warrants 12/28/07 (a)	32,000	557,280
GVT Holding SA	52,700	1,099,540
JBS SA	84,129	234,356
Localiza Rent a Car SA	122,700	1,106,323
Common Stocks - continued
	Shares	Value
Brazil - continued
MMX Mineracao e Metalicos SA (a)	1,100	$ 543,409
MRV Engenharia e Participacoes SA	52,500	981,950
Multiplan Empreendimentos Imobiliarios SA	35,100	373,150
Net Servicos de Comunicacao SA sponsored ADR (e)	58,366	686,384
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	380,200	17,324,065
(PN) sponsored ADR (non-vtg.)	36,600	3,415,146
sponsored ADR	11,800	1,311,452
SEB - Sistema Educacional Brasileiro SA unit (a)	16,800	248,227
Tegma Gestao Logistica	31,400	312,393
Uniao de Bancos Brasileiros SA (Unibanco):
unit	115,500	1,484,625
GDR	26,600	3,479,280
Weg SA	30,900	370,835
TOTAL BRAZIL		63,496,077
British Virgin Islands - 0.1%
Thunderbird Resorts, Inc. (a)(f)	27,300	245,700
Titanium Resources Group Ltd. (a)	153,700	218,237
TOTAL BRITISH VIRGIN ISLANDS		463,937
Canada - 1.1%
Addax Petroleum, Inc.	7,900	318,267
Addax Petroleum, Inc. (f)	4,700	189,349
Aurelian Resources, Inc. (a)	70,400	561,208
Eastern Platinum Ltd. (a)	438,400	1,367,338
First Quantum Minerals Ltd.	12,800	959,027
Frontera Copper Corp. (a)	111,100	582,319
Ivanhoe Mines Ltd. (a)	52,000	510,388
JumpTV, Inc.	85,100	127,198
SouthGobi Energy Resources Ltd. (a)	33,000	310,418
Uranium One, Inc. (a)	19,300	134,237
Uranium One, Inc. (South Africa) (a)	49,418	342,771
TOTAL CANADA		5,402,520
Cayman Islands - 1.2%
Agile Property Holdings Ltd.	920,000	1,015,871
Chaoda Modern Agriculture (Holdings) Ltd.	2,245,218	2,274,747
China Aoyuan Property Group Ltd.	45,000	17,083
CNinsure, Inc. ADR	2,200	23,628
E-House China Holdings Ltd. ADR sponsored ADR (e)	5,900	109,032
Giant Interactive Group, Inc. ADR (e)	6,800	67,388
Hidili Industry International Development Ltd.	187,000	257,569
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Integra Group unit	34,000	$ 450,500
Lee & Man Paper Manufacturing Ltd.	629,200	1,404,059
NagaCorp Ltd.	582,000	148,533
Neo-Neon Holdings Ltd.	322,000	196,154
Xinyuan Real Estate Co. Ltd. ADR	20,200	265,630
Zhong An Real Estate Ltd.	46,000	22,595
TOTAL CAYMAN ISLANDS		6,252,789
Chile - 0.3%
Lan Airlines SA sponsored ADR (e)	114,700	1,481,924
China - 4.4%
Anhui Conch Cement Co. Ltd. (H Shares)	166,000	887,752
China Coal Energy Co. Ltd. (H Shares)	1,513,300	3,470,084
China Communications Construction Co. Ltd. (H Shares)	187,000	441,752
China Construction Bank Corp. (H Shares)	7,941,000	5,489,229
China Gas Holdings Ltd.	1,314,000	369,051
China Hongxing Sports Ltd.	330,000	143,225
China Petroleum & Chemical Corp. (H Shares)	2,379,000	2,560,280
Digital China Holdings Ltd. (H Shares)	274,000	196,079
First Tractor Co. Ltd. (H Shares) (a)	736,500	360,814
Golden Eagle Retail Group Ltd. (H Shares) (a)	514,000	530,648
Guangzhou R&F Properties Co. Ltd. (H Shares)	108,400	282,210
Industrial & Commercial Bank of China	6,477,000	3,845,938
Parkson Retail Group Ltd.	64,500	552,565
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	440,000	3,058,436
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	389,851
TOTAL CHINA		22,577,914
Colombia - 0.1%
BanColombia SA sponsored ADR	8,600	287,326
Cyprus - 0.3%
Mirland Development Corp. PLC	68,900	682,970
Urals Energy Public Co. Ltd. (a)	64,000	207,146
XXI Century Investments Public Ltd. (a)	30,500	714,870
TOTAL CYPRUS		1,604,986
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	57,700	3,892,591
Egypt - 1.3%
Commercial International Bank Ltd. sponsored GDR	88,500	1,464,675
Eastern Tobacco Co.	8,000	647,759
Egyptian Co. for Mobile Services (MobiNil)	11,360	449,678
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Construction Industries SAE:
GDR	13,744	$ 2,838,136
GDR (f)	400	82,600
Orascom Hotels & Development (OHD) (a)	96,336	1,334,750
TOTAL EGYPT		6,817,598
Estonia - 0.0%
Olympic Entertainment Group AS	9,000	38,807
Georgia - 0.2%
Bank of Georgia:
ADR (a)(f)	5,000	137,500
unit (a)	33,800	929,500
TOTAL GEORGIA		1,067,000
Hong Kong - 5.5%
China Mobile (Hong Kong) Ltd.	1,029,700	15,569,064
China Overseas Land & Investment Ltd.	880,000	1,485,204
China Overseas Land & Investment Ltd. warrants 8/27/08 (a)	14,666	4,495
China Resources Power Holdings Co. Ltd.	529,700	1,264,903
China Seven Star Shopping Ltd. (a)	890,000	16,550
CNOOC Ltd.	2,677,000	3,901,192
CNOOC Ltd. sponsored ADR (e)	9,000	1,311,570
CNPC (Hong Kong) Ltd.	3,261,000	1,522,298
Kerry Properties Ltd.	159,878	1,059,026
REXCAPITAL Financial Holdings Ltd. (a)	5,645,000	723,955
Shanghai Industrial Holdings Ltd. (H Shares)	214,000	794,529
Sinotrans Shipping Ltd.	533,500	322,941
TOTAL HONG KONG		27,975,727
India - 7.8%
Axis Bank Ltd.	9,100	259,656
Bank of India	191,000	1,715,742
Bharat Heavy Electricals Ltd.	37,752	1,980,154
Bharti Airtel Ltd. (a)	90,875	1,986,965
Blue Star Ltd.	54,795	687,937
Cairn India Ltd.	199,506	988,134
Educomp Solutions Ltd.	5,946	509,527
Federal Bank Ltd.	28,798	227,019
Federal Bank Ltd.:
GDR	23,402	184,019
GDR (f)	18,000	141,541
HCL Technologies Ltd.	144,919	891,540
Common Stocks - continued
	Shares	Value
India - continued
Housing Development Finance Corp. Ltd.	38,000	$ 2,746,583
Indiabulls Real Estate Ltd. (a)	28,000	450,331
Indiabulls Real Estate Ltd. sponsored GDR (a)	51,448	833,458
Indian Overseas Bank	207,101	875,045
Jaiprakash Associates Ltd.	218,600	2,016,262
JSW Steel Ltd.	56,112	1,385,015
LANCO Infratech Ltd. (a)	92,521	1,118,355
Larsen & Toubro Ltd.	34,038	3,160,170
Pantaloon Retail India Ltd.	35,450	576,145
Punjab National Bank	41,893	724,963
Reliance Industries Ltd.	125,200	7,901,178
Rolta India Ltd.	118,244	698,838
Sintex Industries Ltd.	85,559	1,054,022
State Bank of India	40,749	2,491,856
State Bank of India rights 4/4/08 (a)	8,149	119,777
Steel Authority of India Ltd.	312,905	1,711,100
Tata Power Co. Ltd.	39,507	1,285,335
United Phosphorous Ltd.	86,451	762,279
TOTAL INDIA		39,482,946
Indonesia - 4.6%
PT Astra Agro Lestari Tbk	707,500	2,312,389
PT Astra International Tbk	889,500	2,623,252
PT Bakrie & Brothers Tbk (a)	31,742,500	1,047,776
PT Bank Mandiri Persero Tbk	6,022,500	2,167,185
PT Bank Niaga Tbk	7,737,500	594,548
PT Bank Rakyat Indonesia Tbk	2,072,000	1,569,695
PT Bumi Resources Tbk	8,301,000	5,749,605
PT Holcim Indonesia Tbk (a)	2,896,000	488,935
PT Indocement Tunggal Prakarsa Tbk	799,000	670,156
PT International Nickel Indonesia Tbk	1,790,000	1,540,096
PT Medco Energi International Tbk	1,756,000	769,675
PT Perusahaan Gas Negara Tbk Series B	1,812,500	2,628,515
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	746,000	976,904
TOTAL INDONESIA		23,138,731
Ireland - 0.1%
Dragon Oil plc (a)	75,515	583,075
Israel - 1.5%
Bank Hapoalim BM (Reg.)	438,628	2,018,218
Israel Chemicals Ltd.	318,100	4,062,933
Makhteshim-Agan Industries (a)	115,000	898,898
Common Stocks - continued
	Shares	Value
Israel - continued
Ormat Industries Ltd.	41,500	$ 548,924
Orpak Systems Ltd.	19,400	65,240
Queenco Leisure International Ltd. GDR (a)	12,300	199,355
TOTAL ISRAEL		7,793,568
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan:
GDR (f)	25,900	433,825
unit	36,590	612,883
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	77,500	2,022,750
TOTAL KAZAKHSTAN		3,069,458
Korea (South) - 10.4%
Asia Cement Co. Ltd.	670	36,558
CJ CheilJedang Corp. (a)	1,310	399,724
CJ Corp.	1,698	125,031
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	33,940	1,057,197
Doosan Co. Ltd. (a)	12,031	1,644,327
GS Engineering & Construction Corp.	18,300	2,190,919
GS Holdings Corp.	13,940	590,772
Hanil Cement Co. Ltd.	1,520	160,559
Hanjin Heavy Industries & Consolidated Co. Ltd. (a)	25,461	1,114,095
Hyundai Engineering & Construction Co. Ltd. (a)	21,955	1,616,647
Hyundai Heavy Industries Co. Ltd.	7,030	2,323,843
Hyundai Mipo Dockyard Co. Ltd.	1,781	331,160
Hyundai Steel Co.	14,610	992,213
Kyeryong Construction Industrial Co. Ltd.	29,520	1,213,514
LG Chemical Ltd.	13,922	1,147,567
LG Electronics, Inc.	7,100	677,014
LG Household & Health Care Ltd.	10,040	1,787,063
MegaStudy Co. Ltd.	7,904	2,480,441
NHN Corp. (a)	15,098	3,199,236
POSCO	14,050	7,576,890
Samsung Electronics Co. Ltd.	17,341	10,931,706
Samsung Fire & Marine Insurance Co. Ltd.	7,200	1,430,312
Samwhan Corp.	7,350	145,232
Shinhan Financial Group Co. Ltd.	86,710	4,692,744
SK Chemicals Co. Ltd.	9,013	461,226
SK Energy Co. Ltd.	20,004	2,405,523
Taewoong Co. Ltd.	13,645	1,153,648
Woori Investment & Securities Co. Ltd.	40,520	882,222
TOTAL KOREA (SOUTH)		52,767,383
Common Stocks - continued
	Shares	Value
Lebanon - 0.1%
Solidere GDR	14,600	$ 313,900
Luxembourg - 0.6%
Evraz Group SA GDR	38,800	2,820,760
Malaysia - 2.1%
Bandar Raya Developments BHD	623,000	481,378
DiGi.com Bhd	102,200	764,407
Gamuda Bhd	1,068,000	1,683,449
Genting Bhd	698,600	1,576,195
IJM Corp. Bhd	160,000	370,885
KNM Group Bhd	663,400	1,455,769
Parkson Holdings Bhd	192,790	458,811
Public Bank BHD	756,000	2,663,700
Steppe Cement Ltd. (a)	114,600	531,757
UEM World BHD	381,900	446,170
TOTAL MALAYSIA		10,432,521
Mauritius - 0.1%
Golden Agri-Resources Ltd.	464,000	625,434
Mexico - 3.6%
Alsea SAB de CV	318,900	409,080
America Movil SAB de CV Series L sponsored ADR	181,100	10,849,701
Banco Compartamos SA de CV	131,800	572,699
Desarrolladora Homex Sab de CV sponsored ADR (a)	8,700	477,891
Grupo Aeroportuario Norte Sab de CV ADR	47,000	1,106,850
Grupo Mexico SA de CV Series B	393,768	2,308,859
Megacable Holdings SAB de CV unit	235,800	685,972
Urbi, Desarrollos Urbanos, SA de CV (a)	549,500	1,940,098
TOTAL MEXICO		18,351,150
Netherlands - 0.4%
A&D Pharma Holdings NV (Reg. S) unit	4,200	90,555
AmRest Holdings NV (a)	6,500	322,094
Kardan NV	40,000	576,239
X5 Retail Group NV unit (a)	30,300	972,630
TOTAL NETHERLANDS		1,961,518
Nigeria - 0.2%
Guaranty Trust Bank PLC:
(Reg. S) unit	37,000	476,560
sponsored GDR (f)	31,600	407,008
TOTAL NIGERIA		883,568
Common Stocks - continued
	Shares	Value
Oman - 0.4%
BankMuscat SAOG sponsored:
GDR (f)	7,562	$ 147,459
GDR	84,270	1,643,265
TOTAL OMAN		1,790,724
Pakistan - 0.1%
MCB Bank Ltd. (a)	22,195	137,667
MCB Bank Ltd.	5,000	129,500
MCB Bank Ltd. unit (f)	11,385	294,872
TOTAL PAKISTAN		562,039
Panama - 0.0%
Intergroup Financial Services Corp. (f)	16,076	265,254
Philippines - 0.9%
Alliance Global Group, Inc. (a)	1,523,000	162,101
Ayala Corp.	52,080	602,658
GMA Networks, Inc. unit	569,000	84,505
International Container Terminal Services, Inc.	383,000	360,248
Megaworld Corp.	10,840,000	737,871
PNOC Energy Development Corp.	3,911,000	580,842
Robinsons Land Corp.	1,238,000	421,349
Security Bank Corp.	230,000	381,436
SM Investments Corp.	101,094	750,698
Vista Land & Lifescapes, Inc.	6,095,000	693,985
TOTAL PHILIPPINES		4,775,693
Poland - 0.3%
BRE Bank SA (a)	4,170	633,684
Globe Trade Centre SA (a)	54,800	814,877
TOTAL POLAND		1,448,561
Russia - 12.1%
JSC MMC 'Norilsk Nickel' sponsored ADR	18,800	4,587,200
LSR Group OJSC (a)	10,200	688,500
Lukoil Oil Co. sponsored ADR	82,363	5,736,583
Magnitogorsk Iron & Steel Works (a)	80,400	84,420
Mechel Steel Group OAO sponsored ADR (e)	34,500	3,212,640
Mobile TeleSystems OJSC sponsored ADR	72,800	6,054,776
Novorossiysk Commercial Sea Port JSC ADR (a)(f)	26,900	364,764
OAO Gazprom sponsored ADR	411,370	20,074,854
OAO Raspadskaya (a)	150,000	952,500
OAO TatNeft unit	26,350	2,635,000
Common Stocks - continued
	Shares	Value
Russia - continued
OAO TMK	87,500	$ 791,875
OAO TMK unit	19,000	684,000
OJSC Rosneft unit	59,200	419,728
Open Investments (a)	1,588	408,116
Rosinter Restaurants Holding	5,000	275,000
Sberbank (Savings Bank of the Russian Federation)	893,000	3,214,800
Sberbank (Savings Bank of the Russian Federation) GDR	8,800	4,086,919
Sistema-Hals JSC (a)	1,500	255,900
Sistema-Hals JSC unit (a)	10,000	85,300
Uralkali JSC (a)	242,300	1,671,870
Uralkali JSC unit (a)	11,800	374,650
Vimpel Communications sponsored ADR	115,400	3,974,376
VSMPO-Avisma Corp. (a)	1,000	249,000
Wimm-Bill-Dann Foods OJSC sponsored ADR	4,300	498,800
TOTAL RUSSIA		61,381,571
Singapore - 0.7%
Keppel Corp. Ltd.	154,200	1,231,859
Olam International Ltd.	266,000	486,196
Straits Asia Resources Ltd.	801,000	1,916,295
TOTAL SINGAPORE		3,634,350
Slovenia - 0.1%
Nova Kreditna banka Maribor d.d.	8,959	507,552
South Africa - 6.2%
African Bank Investments Ltd.	291,247	1,097,683
African Rainbow Minerals Ltd.	47,886	974,011
Aspen Pharmacare Holdings Ltd.	182,800	785,141
Bell Equipment Ltd.	44,568	264,589
Bidvest Group Ltd.	125,700	1,743,848
Blue Label Telecoms Ltd.	201,979	215,968
Exxaro Resources Ltd.	105,900	1,616,390
FirstRand Ltd.	1,137,373	2,582,608
Illovo Sugar Ltd.	110,157	352,456
Impala Platinum Holdings Ltd.	159,664	6,068,196
Kumba Iron Ore Ltd.	54,000	2,085,600
Mr. Price Group Ltd.	167,100	427,900
MTN Group Ltd.	298,532	4,764,965
Murray & Roberts Holdings Ltd.	233,661	2,711,831
Nedbank Group Ltd.	102,474	1,521,715
Raubex Group Ltd.	200,228	1,028,990
Common Stocks - continued
	Shares	Value
South Africa - continued
Sasol Ltd. sponsored ADR	56,000	$ 2,690,800
Shoprite Holdings Ltd.	121,789	578,991
TOTAL SOUTH AFRICA		31,511,682
Taiwan - 5.3%
Asia Cement Corp.	698,000	1,006,034
AU Optronics Corp.	978,000	1,632,575
AU Optronics Corp. sponsored ADR (e)	95,457	1,583,632
China Steel Corp.	2,424,920	3,429,935
Delta Electronics, Inc.	49,427	126,552
Everlight Electronics Co. Ltd.	159,286	461,294
Feng Tay Enterprise Co. Ltd.	74,840	50,725
Formosa Chemicals & Fibre Corp.	893,000	1,857,920
Foxconn Technology Co. Ltd.	173,455	994,775
Greatek Electronics, Inc.	276,840	298,959
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,303,014	6,994,254
Innolux Display Corp.	888,553	1,907,199
MediaTek, Inc.	237,550	2,366,387
Siliconware Precision Industries Co. Ltd.	1,307,267	2,041,830
Taiwan Cement Corp.	1,761,740	2,289,468
TOTAL TAIWAN		27,041,539
Thailand - 0.9%
Mermaid Maritime PLC	445,000	373,712
Minor International PCL (For. Reg.)	1,811,504	839,116
PTT Public Co. Ltd. (For. Reg.)	317,000	3,128,731
Total Access Communication PCL (a)	123,000	148,830
Total Access Communication PCL unit (a)	262,200	343,329
TOTAL THAILAND		4,833,718
Turkey - 3.0%
Aksigorta AS	105,015	430,151
Anadolu Efes Biracilik ve Malt Sanyii AS	205,646	2,035,665
Asya Katilim Bankasi AS (a)	246,000	2,057,260
Bagfas Bandirma Gubre Fabrikalari AS	14,609	1,290,294
Enka Insaat ve Sanayi AS	156,940	2,209,762
Tekfen Holding AS	105,000	573,452
Tofas Turk Otomobil Fabrikasi AS	233,000	1,053,804
Tupras-Turkiye Petrol Rafinerileri AS	101,200	2,547,596
Turkiye Garanti Bankasi AS	451,375	2,850,343
TOTAL TURKEY		15,048,327
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.1%
DP World Ltd.	589,400	$ 571,718
United Kingdom - 0.8%
Aricom PLC (a)	521,300	637,428
Aricom PLC warrants 5/6/10 (a)(g)	12,700	4,735
Imperial Energy PLC (a)	28,300	821,036
Sibir Energy PLC	180,615	1,820,860
Vedanta Resources PLC	23,000	835,132
TOTAL UNITED KINGDOM		4,119,191
United States of America - 1.1%
BMB Munai, Inc. (a)	94,663	478,048
Central European Distribution Corp. (a)	14,600	767,522
CTC Media, Inc. (a)	54,696	1,459,836
Freeport-McMoRan Copper & Gold, Inc. Class B	10,000	890,300
Golden Telecom, Inc. (a)	15,000	1,540,650
Pricesmart, Inc.	19,370	551,270
TOTAL UNITED STATES OF AMERICA		5,687,626
Vietnam - 0.1%
Luks Group (Vietnam Holdings) Co. Ltd.	290,000	303,484
TOTAL COMMON STOCKS (Cost $401,328,998)		481,114,424
Nonconvertible Preferred Stocks - 0.1%

Brazil - 0.0%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,450	161,418
Korea (South) - 0.0%
Samsung Electronics Co. Ltd.	320	145,786
South Africa - 0.1%
Allied Electronics Corp. Ltd.	45,500	227,440
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $436,788)		534,644
Investment Companies - 0.2%

Romania - 0.2%
SIF 1 Banat-Crisana Arad Fund (a)	190,100	205,752
SIF 3 Transilvania Brasov Fund (a)	583,700	419,618
Investment Companies - continued
	Shares	Value
Romania - continued
SIF 4 Muntenia Bucuresti Fund (a)	164,900	$ 119,204
SIF 5 Oltenia Craiova Fund (a)	72,400	100,626
TOTAL INVESTMENT COMPANIES (Cost $949,813)		845,200
Convertible Bonds - 0.0%
		Principal Amount
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (d)(g) (Cost $34,686)	BRL	$ 555	30,038
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	24,458,104	24,458,104
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	6,840,600	6,840,600
TOTAL MONEY MARKET FUNDS (Cost $31,298,704)		31,298,704
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $434,048,989)		513,823,010
NET OTHER ASSETS - (1.2)%		(5,869,472)
NET ASSETS - 100%		$ 507,953,538
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,709,872 or 0.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,773 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aricom PLC warrants 5/6/10	5/11/07	$ 0
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/22/07	$ 34,686
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 161,432
Fidelity Securities Lending Cash Central Fund	13,886
Total	$ 175,318
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $434,471,580. Net unrealized appreciation aggregated $79,351,430, of which $115,452,268 related to appreciated investment securities and $36,100,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813041.103

AEUR-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	8,600	$ 148,608
Australia - 1.3%
CSL Ltd.	26,022	797,043
Belgium - 1.7%
Fortis	23,600	527,949
InBev SA	6,200	511,753
TOTAL BELGIUM		1,039,702
Bermuda - 1.2%
Aquarius Platinum Ltd. (United Kingdom)	24,000	290,195
SeaDrill Ltd. (a)	20,300	425,411
TOTAL BERMUDA		715,606
Cyprus - 1.4%
Bank of Cyprus Public Co. Ltd.	39,000	609,128
Marfin Popular Bank Public Co.	22,700	230,237
TOTAL CYPRUS		839,365
Denmark - 0.4%
Vestas Wind Systems AS (a)	2,800	271,999
Finland - 2.7%
Neste Oil Oyj	14,000	449,620
Nokia Corp. sponsored ADR	33,000	1,219,350
TOTAL FINLAND		1,668,970
France - 15.7%
Alstom SA	2,500	504,929
AXA SA	17,900	614,328
BNP Paribas SA	5,000	496,055
Electricite de France	8,900	928,387
Eutelsat Communications	22,536	598,529
Groupe Danone	9,600	780,000
Pernod Ricard SA	7,000	744,809
Pinault Printemps-Redoute SA	3,300	464,524
Remy Cointreau SA	6,100	367,967
Renault SA	2,500	285,389
Societe Generale Series A	1,900	238,704
Suez SA (France)	13,400	810,700
Total SA sponsored ADR	21,900	1,593,882
Common Stocks - continued
	Shares	Value
France - continued
Veolia Environnement	9,450	$ 777,433
Vivendi	11,670	470,328
TOTAL FRANCE		9,675,964
Germany - 14.8%
Adidas-Salomon AG	10,100	644,298
Bayer AG	11,034	904,788
Continental AG	4,200	436,162
Deutsche Boerse AG	5,300	927,534
E.ON AG	7,200	1,338,545
K&S AG	600	151,805
Linde AG	5,000	652,532
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,500	808,626
RWE AG	8,300	1,019,047
SAP AG sponsored ADR	8,900	425,420
Siemens AG (Reg.)	10,700	1,388,860
SolarWorld AG	10,400	461,170
TOTAL GERMANY		9,158,787
Greece - 0.6%
Public Power Corp. of Greece	8,400	393,977
Ireland - 1.6%
Anglo Irish Bank Corp. plc	33,800	480,244
CRH PLC	12,500	474,652
TOTAL IRELAND		954,896
Italy - 4.8%
Fiat SpA	20,000	468,040
Finmeccanica SpA	13,700	409,553
IFIL Finanziaria di Partecipazioni SpA	8,264	66,824
Intesa Sanpaolo SpA	156,000	1,110,525
Prysmian SpA	2,600	52,238
UniCredit SpA	113,600	838,975
TOTAL ITALY		2,946,155
Luxembourg - 0.9%
ArcelorMittal SA (France)	8,700	577,452
Netherlands - 1.5%
Koninklijke KPN NV	52,200	947,542
Norway - 2.8%
Orkla ASA (A Shares)	17,800	235,700
Petroleum Geo-Services ASA	18,500	397,565
Common Stocks - continued
	Shares	Value
Norway - continued
Pronova BioPharma ASA	126,100	$ 456,909
Renewable Energy Corp. AS (a)	10,400	271,885
Telenor ASA	18,600	379,440
TOTAL NORWAY		1,741,499
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	16,896	56,357
Russia - 1.0%
OAO Gazprom sponsored ADR	13,000	634,400
Spain - 4.0%
Banco Santander SA	25,300	447,624
Compania de Distribucion Integral Logista SA	1,200	94,892
Inditex SA	7,600	381,874
Telefonica SA sponsored ADR	17,400	1,527,720
TOTAL SPAIN		2,452,110
Sweden - 2.0%
Atlas Copco AB (A Shares)	25,000	352,500
H&M Hennes & Mauritz AB (B Shares)	8,350	452,654
TELE2 AB (B Shares)	20,250	415,188
TOTAL SWEDEN		1,220,342
Switzerland - 14.1%
ABB Ltd. (Reg.)	32,523	813,372
Credit Suisse Group (Reg.)	3,802	215,840
Julius Baer Holding AG	7,894	554,458
Lindt & Spruengli AG	17	551,880
Nestle SA (Reg.)	3,840	1,727,232
Novartis AG (Reg.)	20,134	1,018,982
Roche Holding AG (participation certificate)	13,595	2,486,797
Sonova Holding AG	6,291	562,330
Syngenta AG sponsored ADR	11,300	595,962
UBS AG (NY Shares)	4,500	185,805
TOTAL SWITZERLAND		8,712,658
United Kingdom - 24.5%
3i Group plc	21,975	411,589
Autonomy Corp. PLC (a)	6,700	122,451
Barclays PLC	18,800	177,331
BG Group PLC	73,400	1,604,524
easyJet PLC (a)	21,200	198,643
GlaxoSmithKline PLC	29,300	694,117
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC sponsored ADR	14,500	$ 1,090,110
Kesa Electricals PLC	27,100	130,363
Lloyds TSB Group PLC	38,100	332,749
Man Group plc	45,500	500,970
Misys PLC	56,900	198,516
Reckitt Benckiser Group PLC	24,500	1,283,343
Rio Tinto PLC (Reg.)	9,600	976,680
Royal Bank of Scotland Group PLC	41,200	317,639
Royal Dutch Shell PLC Class A (United Kingdom)	81,400	2,918,376
Signet Group PLC	131,800	172,782
Standard Chartered PLC (United Kingdom)	24,100	808,176
Tesco PLC	63,700	532,517
Tullow Oil PLC	21,600	258,822
Vodafone Group PLC	202,200	703,656
Vodafone Group PLC sponsored ADR	27,650	962,220
Xstrata PLC	9,200	708,354
TOTAL UNITED KINGDOM		15,103,928
TOTAL COMMON STOCKS (Cost $60,379,597)		60,057,360
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $141,694)	7,400	216,775
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 3.79% (b) (Cost $1,586,108)	1,586,108	1,586,108
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $62,107,399)		61,860,243
NET OTHER ASSETS - (0.2)%		(124,113)
NET ASSETS - 100%		$ 61,736,130
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,297
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $62,141,228. Net unrealized depreciation aggregated $280,985, of which $4,728,431 related to appreciated investment securities and $5,009,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813039.103

AGLO-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 1.9%
Babcock & Brown Ltd.	8,467	$ 136,275
Commonwealth Bank of Australia	4,384	194,187
CSL Ltd.	4,666	142,918
Leighton Holdings Ltd.	2,785	123,610
Macquarie Group Ltd.	2,494	145,356
TOTAL AUSTRALIA		742,346
Bermuda - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	9,700	117,287
Brazil - 2.1%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	9,900	257,697
MRV Engenharia e Participacoes SA	6,500	121,575
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	3,100	289,261
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,200	156,960
TOTAL BRAZIL		825,493
Canada - 0.9%
Addax Petroleum, Inc.	3,000	120,861
Canadian Western Bank, Edmonton	4,100	120,114
Uranium One, Inc. (a)	13,700	95,288
TOTAL CANADA		336,263
Cayman Islands - 1.8%
ACE Ltd.	7,100	414,214
Chaoda Modern Agriculture (Holdings) Ltd.	122,000	123,605
Lee & Man Paper Manufacturing Ltd.	31,600	70,515
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	1,300	71,149
TOTAL CAYMAN ISLANDS		679,483
China - 0.5%
China Communications Construction Co. Ltd. (H Shares)	34,000	80,319
China Construction Bank Corp. (H Shares)	184,000	127,190
TOTAL CHINA		207,509
Cyprus - 0.3%
Marfin Popular Bank Public Co.	10,500	106,497
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	1,900	128,179
Denmark - 0.4%
Vestas Wind Systems AS (a)	1,600	155,428
Common Stocks - continued
	Shares	Value
Egypt - 0.3%
EFG-Hermes Holding SAE	10,200	$ 108,103
Finland - 0.9%
Nokia Corp. sponsored ADR	9,500	351,025
France - 2.5%
AXA SA	5,400	185,328
Bouygues SA	2,000	154,225
Eutelsat Communications	4,700	124,826
Renault SA	1,300	148,402
Suez SA (France)	3,200	193,600
Vivendi	4,311	173,743
TOTAL FRANCE		980,124
Germany - 7.2%
Allianz AG (Reg.)	1,800	321,120
Bayer AG	2,800	229,600
DaimlerChrysler AG	2,900	226,867
Deutsche Boerse AG	1,000	175,006
Deutsche Postbank AG	1,300	108,092
E.ON AG	1,600	297,455
Fresenius AG	2,200	175,634
K&S AG	500	126,504
Linde AG	1,000	130,506
Merck KGaA	1,000	123,688
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	900	161,725
Q-Cells AG (a)	900	84,688
Siemens AG:
(Reg.)	400	51,920
sponsored ADR	2,000	259,600
SolarWorld AG	2,600	115,293
United Internet AG	6,200	118,321
Vossloh AG	800	98,222
TOTAL GERMANY		2,804,241
Greece - 1.3%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	2,815	118,866
National Bank of Greece SA	2,335	142,739
Public Power Corp. of Greece	5,100	239,200
TOTAL GREECE		500,805
Common Stocks - continued
	Shares	Value
Hong Kong - 0.6%
CNOOC Ltd.	77,000	$ 112,212
Esprit Holdings Ltd.	9,500	122,809
TOTAL HONG KONG		235,021
India - 1.3%
Bharti Airtel Ltd. (a)	5,210	113,916
Reliance Industries Ltd.	2,428	153,227
Satyam Computer Services Ltd.	23,787	237,809
TOTAL INDIA		504,952
Indonesia - 0.5%
PT Bumi Resources Tbk	186,000	128,831
PT Perusahaan Gas Negara Tbk Series B	50,500	73,236
TOTAL INDONESIA		202,067
Israel - 1.1%
Israel Chemicals Ltd.	10,000	127,725
Partner Communications Co. Ltd. ADR	5,900	122,425
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,800	174,952
TOTAL ISRAEL		425,102
Italy - 1.2%
Fiat SpA	6,400	149,773
Finmeccanica SpA	4,100	122,567
UniCredit SpA	27,300	201,620
TOTAL ITALY		473,960
Japan - 7.3%
Asahi Glass Co. Ltd.	9,000	112,066
Japan Tobacco, Inc.	49	257,143
Konica Minolta Holdings, Inc.	8,000	128,280
Mitsubishi Corp.	9,100	237,920
Mitsubishi Estate Co. Ltd.	8,000	212,170
Mitsui & Co. Ltd.	12,000	239,819
NGK Insulators Ltd.	6,000	154,613
Nikon Corp.	4,000	109,094
Nintendo Co. Ltd.	500	247,000
ORIX Corp.	950	161,267
Sony Corp.	3,500	166,215
Sumitomo Mitsui Financial Group, Inc.	42	331,007
Common Stocks - continued
	Shares	Value
Japan - continued
Terumo Corp.	2,300	$ 125,242
Toyota Motor Corp. sponsored ADR	3,100	336,505
TOTAL JAPAN		2,818,341
Korea (South) - 1.5%
Hyundai Heavy Industries Co. Ltd.	190	62,807
KT&G Corp.	1,700	145,892
NHN Corp. (a)	652	138,157
Pusan Bank	7,859	106,580
SK Energy Co. Ltd.	1,040	125,062
TOTAL KOREA (SOUTH)		578,498
Luxembourg - 0.3%
Evraz Group SA GDR	1,500	109,050
Malaysia - 0.3%
Public Bank BHD	32,700	115,216
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	3,500	209,685
Desarrolladora Homex Sab de CV (a)	15,400	142,039
TOTAL MEXICO		351,724
Netherlands - 0.7%
Heineken NV (Bearer)	2,300	127,880
Koninklijke KPN NV	8,600	156,108
TOTAL NETHERLANDS		283,988
Netherlands Antilles - 1.0%
Schlumberger Ltd. (NY Shares)	5,300	399,938
Norway - 0.6%
Petroleum Geo-Services ASA	4,900	105,301
Yara International ASA	2,600	126,456
TOTAL NORWAY		231,757
Russia - 1.6%
Lukoil Oil Co. sponsored ADR	1,900	132,335
OAO Gazprom sponsored ADR	7,092	346,090
Sberbank (Savings Bank of the Russian Federation) GDR	300	139,327
TOTAL RUSSIA		617,752
South Africa - 1.2%
African Bank Investments Ltd.	30,100	113,444
African Rainbow Minerals Ltd.	5,200	105,769
Common Stocks - continued
	Shares	Value
South Africa - continued
Exxaro Resources Ltd.	8,800	$ 134,318
Murray & Roberts Holdings Ltd.	8,200	95,168
TOTAL SOUTH AFRICA		448,699
Spain - 1.6%
Grifols SA	5,989	146,341
Grupo Acciona SA	400	101,962
Telefonica SA	12,200	357,053
TOTAL SPAIN		605,356
Switzerland - 4.3%
ABB Ltd. (Reg.)	8,257	206,500
Roche Holding AG (participation certificate)	1,596	291,940
Sonova Holding AG	1,122	100,292
Swiss Life Holding	591	143,513
Syngenta AG (Switzerland)	504	132,905
The Swatch Group AG (Reg.)	2,501	131,164
UBS AG (NY Shares)	8,400	346,836
Zurich Financial Services AG (Reg.)	1,069	306,060
TOTAL SWITZERLAND		1,659,210
Taiwan - 1.0%
Acer, Inc.	83,000	130,191
AU Optronics Corp. sponsored ADR	7,850	130,232
Taiwan Mobile Co. Ltd.	91,000	131,547
TOTAL TAIWAN		391,970
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	50,000	115,047
United Kingdom - 9.3%
BAE Systems PLC	17,200	160,234
BG Group PLC	10,500	229,530
British American Tobacco PLC	8,400	296,772
Cairn Energy PLC	3,300	169,472
Imperial Tobacco Group PLC	2,500	122,291
International Power PLC	16,400	130,937
Man Group plc	15,500	170,660
Meggitt PLC	23,100	132,169
Reckitt Benckiser Group PLC	3,100	162,382
Rio Tinto PLC sponsored ADR	800	325,560
Royal Dutch Shell PLC Class A (United Kingdom)	10,800	387,204
Standard Chartered PLC (United Kingdom)	7,700	258,214
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Tesco PLC	36,500	$ 305,132
Unilever PLC	5,000	164,000
Vodafone Group PLC sponsored ADR	10,500	365,400
Xstrata PLC	2,800	215,586
TOTAL UNITED KINGDOM		3,595,543
United States of America - 38.3%
AllianceBernstein Holding LP	4,400	292,116
American Express Co.	6,800	335,376
Applied Materials, Inc.	9,000	161,280
Bank of America Corp.	9,000	399,150
Becton, Dickinson & Co.	4,100	354,773
Berkshire Hathaway, Inc. Class B (a)	160	728,000
Chesapeake Energy Corp.	12,300	457,929
Cogent Communications Group, Inc. (a)	17,319	354,520
Corporate Executive Board Co.	6,700	385,585
Crown Castle International Corp. (a)	8,000	289,520
D.R. Horton, Inc.	5,500	94,875
Discovery Holding Co. Class A (a)	11,800	273,996
Dolan Media Co.	9,200	208,472
Equinix, Inc. (a)	6,400	483,392
Fluor Corp.	4,800	584,016
Freeport-McMoRan Copper & Gold, Inc. Class B	1,300	115,739
Genentech, Inc. (a)	6,490	455,533
Google, Inc. Class A (sub. vtg.) (a)	1,630	919,806
Hess Corp.	2,800	254,324
Hewlett-Packard Co.	18,400	805,000
Home Depot, Inc.	5,500	168,685
Juniper Networks, Inc. (a)	3,000	81,450
Landstar System, Inc.	10,300	515,309
Lehman Brothers Holdings, Inc.	5,300	340,101
Lockheed Martin Corp.	2,300	248,216
Microchip Technology, Inc.	9,200	293,572
National Oilwell Varco, Inc. (a)	4,800	289,104
Noble Energy, Inc.	8,800	638,704
Norfolk Southern Corp.	5,500	299,145
NRG Energy, Inc. (a)	16,600	640,594
Polo Ralph Lauren Corp. Class A	4,300	260,537
Procter & Gamble Co.	6,400	422,080
Sears Holdings Corp. (a)(d)	2,300	254,127
Southwestern Energy Co. (a)	3,200	178,912
The Mosaic Co. (a)	800	72,808
Common Stocks - continued
	Shares	Value
United States of America - continued
The Walt Disney Co.	16,800	$ 502,824
Valero Energy Corp.	14,100	834,579
VCA Antech, Inc. (a)	11,400	440,724
Wells Fargo & Co.	12,500	425,125
TOTAL UNITED STATES OF AMERICA		14,859,998
TOTAL COMMON STOCKS (Cost $37,421,187)		37,065,972
Convertible Preferred Stocks - 0.4%

United States of America - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75% (Cost $193,285)	1,200	158,317
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 3.79% (b)	1,870,663	1,870,663
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	233,750	233,750
TOTAL MONEY MARKET FUNDS (Cost $2,104,413)		2,104,413
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.71%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) # (Cost $36,000)	$ 36,002	36,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $39,754,885)		39,364,702
NET OTHER ASSETS - (1.5)%		(562,742)
NET ASSETS - 100%		$ 38,801,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,000 due 2/01/08 at 1.71%
Banc of America Securities LLC	$ 1,552
Barclays Capital, Inc.	19,940
Goldman, Sachs & Co.	4,511
ING Financial Markets LLC	5,486
Lehman Brothers, Inc.	4,511
$ 36,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,890
Fidelity Securities Lending Cash Central Fund	4,148
Total	$ 37,038
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $39,838,882. Net unrealized depreciation aggregated $474,180, of which $2,026,712 related to appreciated investment securities and $2,500,892 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813045.103

AICAP-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Australia - 3.4%
Babcock & Brown Ltd.	119,379	$ 1,921,389
Commonwealth Bank of Australia	61,566	2,727,036
CSL Ltd.	66,437	2,034,936
Leighton Holdings Ltd.	40,184	1,783,534
Macquarie Group Ltd.	35,028	2,041,511
TOTAL AUSTRALIA		10,508,406
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	139,600	1,687,969
Brazil - 3.8%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	138,400	3,602,552
MRV Engenharia e Participacoes SA	88,700	1,659,028
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	44,500	4,152,295
Uniao de Bancos Brasileiros SA (Unibanco) GDR	17,300	2,262,840
TOTAL BRAZIL		11,676,715
Canada - 1.6%
Addax Petroleum, Inc.	42,500	1,712,197
Canadian Western Bank, Edmonton	60,800	1,781,197
Uranium One, Inc. (a)	198,900	1,383,411
TOTAL CANADA		4,876,805
Cayman Islands - 1.2%
Chaoda Modern Agriculture (Holdings) Ltd.	1,726,000	1,748,700
Lee & Man Paper Manufacturing Ltd.	430,800	961,330
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	19,200	1,050,816
TOTAL CAYMAN ISLANDS		3,760,846
China - 1.0%
China Communications Construction Co. Ltd. (H Shares)	475,000	1,122,098
China Construction Bank Corp. (H Shares)	2,645,000	1,828,361
TOTAL CHINA		2,950,459
Cyprus - 0.5%
Marfin Popular Bank Public Co.	148,700	1,508,203
Czech Republic - 0.6%
Ceske Energeticke Zavody AS	28,200	1,902,445
Denmark - 0.7%
Vestas Wind Systems AS (a)	23,200	2,253,703
Egypt - 0.5%
EFG-Hermes Holding SAE	145,800	1,545,231
Common Stocks - continued
	Shares	Value
Finland - 1.7%
Nokia Corp. sponsored ADR	137,200	$ 5,069,540
France - 4.5%
AXA SA	77,200	2,649,504
Bouygues SA	28,700	2,213,123
Eutelsat Communications	63,980	1,699,232
Renault SA	18,300	2,089,050
Suez SA (France)	45,200	2,734,600
Vivendi	62,243	2,508,539
TOTAL FRANCE		13,894,048
Germany - 13.1%
Allianz AG (Reg.)	26,300	4,691,920
Bayer AG	39,300	3,222,600
DaimlerChrysler AG	42,300	3,309,129
Deutsche Boerse AG	14,300	2,502,592
Deutsche Postbank AG	18,900	1,571,484
E.ON AG	23,800	4,424,636
Fresenius AG	31,500	2,514,754
K&S AG	7,600	1,922,858
Linde AG	14,000	1,827,089
Merck KGaA	14,300	1,768,744
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	12,700	2,282,123
Q-Cells AG (a)	12,300	1,157,407
Siemens AG:
(Reg.)	6,300	817,740
sponsored ADR	28,600	3,712,280
SolarWorld AG	35,500	1,574,186
United Internet AG	84,100	1,604,963
Vossloh AG	11,500	1,411,945
TOTAL GERMANY		40,316,450
Greece - 2.3%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	40,600	1,714,377
National Bank of Greece SA	33,220	2,030,744
Public Power Corp. of Greece	72,500	3,400,396
TOTAL GREECE		7,145,517
Hong Kong - 1.1%
CNOOC Ltd.	1,084,000	1,579,713
Esprit Holdings Ltd.	135,800	1,755,528
TOTAL HONG KONG		3,335,241
Common Stocks - continued
	Shares	Value
India - 2.3%
Bharti Airtel Ltd. (a)	72,346	$ 1,581,832
Reliance Industries Ltd.	34,223	2,159,761
Satyam Computer Services Ltd.	340,809	3,407,222
TOTAL INDIA		7,148,815
Indonesia - 0.9%
PT Bumi Resources Tbk	2,665,500	1,846,232
PT Perusahaan Gas Negara Tbk Series B	724,000	1,049,956
TOTAL INDONESIA		2,896,188
Israel - 2.0%
Israel Chemicals Ltd.	140,500	1,794,537
Partner Communications Co. Ltd. ADR (d)	85,500	1,774,125
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,400	2,504,576
TOTAL ISRAEL		6,073,238
Italy - 2.2%
Fiat SpA	87,500	2,047,674
Finmeccanica SpA	57,500	1,718,927
UniCredit SpA	394,000	2,909,825
TOTAL ITALY		6,676,426
Japan - 13.0%
Asahi Glass Co. Ltd.	126,000	1,568,927
Japan Tobacco, Inc.	697	3,657,726
Konica Minolta Holdings, Inc.	113,000	1,811,953
Mitsubishi Corp.	131,200	3,430,227
Mitsubishi Estate Co. Ltd.	113,000	2,996,897
Mitsui & Co. Ltd.	167,000	3,337,487
NGK Insulators Ltd.	82,000	2,113,044
Nikon Corp.	60,000	1,636,415
Nintendo Co. Ltd.	6,600	3,260,400
ORIX Corp.	13,700	2,325,637
Sony Corp.	50,000	2,374,500
Sumitomo Mitsui Financial Group, Inc.	609	4,799,605
Terumo Corp.	31,600	1,720,719
Toyota Motor Corp. sponsored ADR	45,100	4,895,605
TOTAL JAPAN		39,929,142
Korea (South) - 2.7%
Hyundai Heavy Industries Co. Ltd.	2,550	842,930
KT&G Corp.	23,940	2,054,499
NHN Corp. (a)	9,193	1,947,978
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Pusan Bank	112,491	$ 1,525,544
SK Energy Co. Ltd.	14,710	1,768,909
TOTAL KOREA (SOUTH)		8,139,860
Luxembourg - 0.5%
Evraz Group SA GDR	21,500	1,563,050
Malaysia - 0.5%
Public Bank BHD	473,200	1,667,279
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	50,800	3,043,428
Desarrolladora Homex Sab de CV (a)	221,100	2,039,274
TOTAL MEXICO		5,082,702
Netherlands - 1.3%
Heineken NV (Bearer)	32,900	1,829,240
Koninklijke KPN NV	126,000	2,287,171
TOTAL NETHERLANDS		4,116,411
Norway - 1.1%
Petroleum Geo-Services ASA	69,200	1,487,108
Yara International ASA	37,200	1,809,290
TOTAL NORWAY		3,296,398
Russia - 2.9%
Lukoil Oil Co. sponsored ADR	26,800	1,866,620
OAO Gazprom sponsored ADR	102,018	4,978,478
Sberbank (Savings Bank of the Russian Federation) GDR	4,600	2,136,344
TOTAL RUSSIA		8,981,442
South Africa - 2.1%
African Bank Investments Ltd.	423,000	1,594,247
African Rainbow Minerals Ltd.	75,200	1,529,583
Exxaro Resources Ltd.	127,100	1,939,973
Murray & Roberts Holdings Ltd.	115,644	1,342,145
TOTAL SOUTH AFRICA		6,405,948
Spain - 2.9%
Grifols SA	86,124	2,104,434
Grupo Acciona SA	6,400	1,631,385
Telefonica SA	173,600	5,080,693
TOTAL SPAIN		8,816,512
Common Stocks - continued
	Shares	Value
Switzerland - 7.7%
ABB Ltd. (Reg.)	119,220	$ 2,981,587
Roche Holding AG (participation certificate)	23,197	4,243,195
Sonova Holding AG	16,090	1,438,227
Swiss Life Holding	8,054	1,955,762
Syngenta AG (Switzerland)	7,110	1,874,907
The Swatch Group AG (Reg.)	35,248	1,848,572
UBS AG (NY Shares)	120,700	4,983,703
Zurich Financial Services AG (Reg.)	15,439	4,420,262
TOTAL SWITZERLAND		23,746,215
Taiwan - 1.8%
Acer, Inc.	1,133,000	1,777,180
AU Optronics Corp. sponsored ADR (d)	113,900	1,889,601
Taiwan Mobile Co. Ltd.	1,263,000	1,825,751
TOTAL TAIWAN		5,492,532
Thailand - 0.5%
Siam Commercial Bank PCL (For. Reg.)	705,000	1,622,162
United Kingdom - 16.7%
BAE Systems PLC	245,100	2,283,330
BG Group PLC	151,000	3,300,860
British American Tobacco PLC	120,100	4,243,133
Cairn Energy PLC	47,400	2,434,236
Imperial Tobacco Group PLC	35,300	1,726,747
International Power PLC	223,700	1,786,016
Man Group plc	224,000	2,466,314
Meggitt PLC	314,100	1,797,150
Reckitt Benckiser Group PLC	45,300	2,372,874
Rio Tinto PLC sponsored ADR	11,400	4,639,230
Royal Dutch Shell PLC Class A (United Kingdom)	155,100	5,560,684
Standard Chartered PLC (United Kingdom)	110,000	3,688,770
Tesco PLC	515,100	4,306,118
Unilever PLC	70,200	2,302,560
Vodafone Group PLC sponsored ADR	151,600	5,275,680
Xstrata PLC	40,300	3,102,899
TOTAL UNITED KINGDOM		51,286,601
United States of America - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	18,500	1,647,055
TOTAL COMMON STOCKS (Cost $323,102,728)		307,019,554
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	5,413,072	$ 5,413,072
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	2,692,600	2,692,600
TOTAL MONEY MARKET FUNDS (Cost $8,105,672)		8,105,672
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $331,208,400)		315,125,226
NET OTHER ASSETS - (2.5)%		(7,636,796)
NET ASSETS - 100%		$ 307,488,430
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 226,093
Fidelity Securities Lending Cash Central Fund	36,614
Total	$ 262,707
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $331,770,128. Net unrealized depreciation aggregated $16,644,902, of which $6,917,782 related to appreciated investment securities and $23,562,684 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813049.103

AJAF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Japan - 98.9%
Advantest Corp.	26,700	$ 586,330
Aeon Co. Ltd.	32,100	388,533
Asahi Glass Co. Ltd.	91,000	1,133,114
Astellas Pharma, Inc.	7,100	307,825
Atlus Co. Ltd. (a)	30,600	174,109
Canon, Inc.	86,800	3,695,076
Casio Computer Co. Ltd.	29,400	309,677
Chiba Bank Ltd.	27,000	199,840
Credit Saison Co. Ltd.	24,600	707,947
Dai Nippon Printing Co. Ltd.	33,000	477,946
Daiichi Sankyo Co. Ltd.	11,300	339,011
Dainippon Screen Manufacturing Co. Ltd.	246,000	1,226,183
Daiwa Securities Group, Inc.	45,000	396,972
Denso Corp.	35,100	1,267,601
East Japan Railway Co.	46	380,269
Fanuc Ltd.	6,100	538,117
Fuji Television Network, Inc.	413	652,535
Haseko Corp. (a)	362,500	613,656
Hitachi Metals Ltd.	90,000	1,183,297
Honda Motor Co. Ltd.	77,400	2,441,196
Isuzu Motors Ltd.	78,000	328,637
JGC Corp.	49,000	814,286
JSR Corp.	37,500	872,872
KDDI Corp.	57	384,896
Konica Minolta Holdings, Inc.	105,500	1,691,691
Kubota Corp.	173,000	1,244,663
Kyocera Corp.	5,000	401,250
Leopalace21 Corp.	58,800	1,423,963
Marui Group Co. Ltd.	38,600	339,061
Matsui Securities Co. Ltd. (d)	120,000	829,493
Mitsubishi Corp.	67,600	1,767,403
Mitsubishi Electric Corp.	169,000	1,538,531
Mitsubishi Estate Co. Ltd.	47,000	1,246,497
Mitsubishi UFJ Financial Group, Inc.	256,200	2,531,256
Mitsui & Co. Ltd.	84,000	1,678,736
Mitsui Fudosan Co. Ltd.	18,000	411,361
Mitsukoshi Ltd.	55,000	216,731
Mizuho Financial Group, Inc.	543	2,543,158
NGK Insulators Ltd.	32,000	824,603
NHK Spring Co. Ltd.	23,000	194,461
Nidec Sankyo Corp.	75,000	603,075
Nintendo Co. Ltd.	1,500	741,000
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Electric Glass Co. Ltd.	151,500	$ 2,266,872
Nippon Steel Corp.	105,000	630,020
Nitto Denko Corp.	17,700	863,942
Nomura Holdings, Inc.	105,000	1,537,200
NSK Ltd.	95,000	826,437
NTT DoCoMo, Inc.	347	549,648
Omron Corp.	16,400	338,550
OSG Corp.	7,500	75,402
Rohm Co. Ltd.	9,300	684,840
Shin-Etsu Chemical Co. Ltd.	5,300	278,633
SMC Corp.	1,600	179,366
Stanley Electric Co. Ltd.	72,300	1,458,511
Sumitomo Bakelite Co. Ltd.	14,000	73,864
Sumitomo Corp.	109,700	1,512,463
Sumitomo Electric Industries Ltd.	138,800	2,025,934
Sumitomo Metal Industries Ltd.	298,000	1,404,101
Sumitomo Mitsui Financial Group, Inc.	378	2,979,065
Sumitomo Trust & Banking Co. Ltd.	167,000	1,058,572
T&D Holdings, Inc.	28,400	1,527,772
Takashimaya Co. Ltd.	30,000	319,383
Takeda Pharmaceutical Co. Ltd.	12,600	764,319
The Sumitomo Warehouse Co. Ltd.	145,000	763,660
THK Co. Ltd.	77,200	1,531,948
Tokyo Electron Ltd.	19,500	1,166,369
Tokyo Tatemono Co. Ltd.	35,000	294,602
Tokyu Land Corp.	36,000	289,476
Toshiba Machine Co. Ltd.	93,000	685,714
Toyota Motor Corp.	133,100	7,224,005
Yamada Denki Co. Ltd.	2,750	293,285
Yamaha Motor Co. Ltd.	26,800	607,430
Yaskawa Electric Corp.	104,000	1,092,523
Yokogawa Electric Corp.	32,900	318,387
TOTAL COMMON STOCKS (Cost $79,142,693)		75,269,151
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	501,463	$ 501,463
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	612,000	612,000
TOTAL MONEY MARKET FUNDS (Cost $1,113,463)		1,113,463
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $80,256,156)		76,382,614
NET OTHER ASSETS - (0.4)%		(292,668)
NET ASSETS - 100%		$ 76,089,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,752
Fidelity Securities Lending Cash Central Fund	3,396
Total	$ 14,148
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $80,806,493. Net unrealized depreciation aggregated $4,423,879, of which $3,578,611 related to appreciated investment securities and $8,002,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813051.103

ALAF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Argentina - 0.4%
Banco Patagonia SA unit	19,900	$ 397,095
Grupo Clarin SA GDR (a)(e)	41,600	624,000
TOTAL ARGENTINA		1,021,095
Bermuda - 1.4%
Credicorp Ltd. (NY Shares)	25,200	1,804,824
Dufry South America Ltd. unit	85,474	1,718,227
Laep Investments Ltd. unit	77,199	252,356
TOTAL BERMUDA		3,775,407
Brazil - 64.5%
Acucar Guarani SA	91,900	564,775
AES Tiete SA (PN) (non-vtg.)	29,736,300	1,007,552
All America Latina Logistica SA unit	179,900	1,957,525
Amil Participacoes SA	48,700	388,991
B2W Companhia Global Do Varejo	45,300	1,632,757
Banco ABC Brasil SA	105,190	586,050
Banco Bradesco SA:
rights 3/17/08 (a)	1,872	4,470
(PN)	124,956	3,296,878
(PN) sponsored ADR (d)	257,900	6,994,248
Banco Daycoval SA (PN)	106,000	693,007
Banco do Brasil SA	361,600	6,029,408
Banco do Estado do Rio Grande do Sul SA (e)	110,053	613,144
Banco Indusval SA	25,160	280,350
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	90,800	2,113,824
Bolsa de Mercadorias & Futuros - BM&F SA	19,800	178,414
Bovespa Holding SA	6,000	88,107
Brasil Telecom Participacoes SA sponsored ADR	43,240	3,019,017
Brasil Telecom SA (PN)	39,900	399,227
Companhia Brasileira de Desenvolvimento Imobiliario Turistico	1,700	821,006
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	80,500	5,721,940
sponsored ADR	3,260	208,640
Companhia de Saneamento de Minas Gerais	71,400	966,072
Companhia Providencia Industria e Comercio	98,400	425,151
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	47,600	4,602,444
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	768,100	19,993,643
sponsored ADR	456,900	13,697,862
Construtora Tenda SA	131,400	683,519
Duratex SA (PN)	109,800	2,278,397
Common Stocks - continued
	Shares	Value
Brazil - continued
Eletropaulo Metropolitana SA (PN-B)	16,190,000	$ 1,265,563
Equatorial Energia SA unit	32,700	320,679
Gafisa SA (a)	41,300	697,334
Gafisa SA ADR (a)	9,200	320,436
GVT Holding SA	157,200	3,279,841
Localiza Rent a Car SA	63,100	568,940
MPX Mineracao e Energia SA	700	318,363
MRV Engenharia e Participacoes SA	58,300	1,090,432
Multiplan Empreendimentos Imobiliarios SA	66,000	701,649
Net Servicos de Comunicacao SA:
sponsored ADR	7,500	88,200
(PN) (a)	147,900	1,694,250
Petroleo Brasileiro SA - Petrobras:
(ON)	9,200	502,103
(PN) (non-vtg.)	168,300	7,668,701
(PN) sponsored ADR (non-vtg.)	235,500	21,974,505
sponsored ADR	209,600	23,294,944
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	55,100	939,738
Rossi Residencial SA	23,900	515,501
Sao Carlos Empreen E Part SA (a)	49,300	425,454
Satipel Industrial SA	54,000	294,713
TAM SA:
(PN) (ltd.-vtg.)	51,600	1,090,083
(PN) sponsored ADR (ltd. vtg.)	18,500	399,600
Tegma Gestao Logistica	106,700	1,061,541
Tele Norte Leste Participacoes SA	26,000	990,483
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	32,200	837,200
Terna Participacoes SA unit	75,000	1,219,443
TIM Participacoes SA	83,300	316,341
TIM Participacoes SA sponsored ADR (non-vtg.)	42,300	1,615,437
Totvs SA	65,800	1,788,084
Tractebel Energia SA	92,300	1,059,955
Uniao de Bancos Brasileiros SA (Unibanco):
unit	16,600	213,375
GDR	62,800	8,214,240
Usinas Siderurgicas de Minas Gerais SA - Usiminas	12,100	584,845
Vivo Participacoes SA:
(PN)	25,800	148,288
(PN) sponsored ADR	254,700	1,495,089
Common Stocks - continued
	Shares	Value
Brazil - continued
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,980	$ 116,413
sponsored ADR (non-vtg.)	117,650	3,476,558
TOTAL BRAZIL		169,834,739
Chile - 2.6%
CAP SA	135,750	3,625,067
Inversiones Aguas Metropolitanas SA ADR (e)	59,678	1,438,488
Lan Airlines SA sponsored ADR	107,100	1,383,732
Vina Concha y Toro SA sponsored ADR	9,885	365,745
TOTAL CHILE		6,813,032
Colombia - 0.4%
Almacenes Exito SA unit (e)	146,700	1,104,999
Luxembourg - 0.9%
Tenaris SA sponsored ADR	22,600	903,774
Ternium SA sponsored ADR	42,300	1,478,808
TOTAL LUXEMBOURG		2,382,582
Mexico - 21.9%
Alsea SAB de CV	968,500	1,242,378
America Movil SAB de CV Series L sponsored ADR	399,200	23,916,066
Axtel SAB de CV unit (a)	527,319	1,254,501
Banco Compartamos SA de CV	264,800	1,150,613
Cemex SA de CV sponsored ADR	148,667	4,030,362
Corporacion Geo SA de CV Series B (a)	697,300	2,246,197
Desarrolladora Homex Sab de CV (a)	48,700	449,175
Desarrolladora Homex Sab de CV sponsored ADR (a)	16,000	878,880
Empresas ICA Sociedad Controladora SA de CV (a)	48,700	316,181
Fomento Economico Mexicano SA de CV sponsored ADR	78,463	2,838,007
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	36,200	1,551,894
Grupo Aeroportuario Norte Sab de CV ADR	30,653	721,878
Grupo Famsa SA de CV Series A (a)	39,200	132,718
Grupo Mexico SA de CV Series B	328,298	1,924,976
Grupo Televisa SA de CV	73,000	326,572
Grupo Televisa SA de CV (CPO) sponsored ADR	290,856	6,483,180
Industrias Penoles SA de CV	100,800	2,327,207
Maxcom Telecomunicaciones SA de CV ADR	17,800	222,322
Megacable Holdings SAB de CV unit	107,700	313,313
Urbi, Desarrollos Urbanos, SA de CV (a)	634,600	2,240,558
Wal-Mart de Mexico SA de CV Series V	845,169	3,030,838
TOTAL MEXICO		57,597,816
Common Stocks - continued
	Shares	Value
Panama - 0.7%
Copa Holdings SA Class A	26,100	$ 1,018,683
Intergroup Financial Services Corp.	43,091	711,002
Intergroup Financial Services Corp. (e)	11,123	183,530
TOTAL PANAMA		1,913,215
United States of America - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	8,000	712,240
NII Holdings, Inc. (a)	28,500	1,215,810
TOTAL UNITED STATES OF AMERICA		1,928,050
TOTAL COMMON STOCKS (Cost $155,845,739)		246,370,935
Nonconvertible Preferred Stocks - 4.6%

Brazil - 4.6%
Banco Itau Holding Financeira SA (non-vtg.)	179,480	4,035,494
Brasil Telecom Participacoes SA (PN)	17,000	235,816
Companhia Vale do Rio Doce (PN-A)	76,600	1,937,427
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	126,400	5,913,997
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,821,322)		12,122,734
Convertible Bonds - 0.0%
Principal Amount
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (f) (Cost $43,358)	BRL	691	37,398
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	3,014,119	$ 3,014,119
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	5,389,143	5,389,143
TOTAL MONEY MARKET FUNDS (Cost $8,403,262)		8,403,262
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $169,113,681)		266,934,329
NET OTHER ASSETS - (1.3)%		(3,391,852)
NET ASSETS - 100%		$ 263,542,477
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,964,161 or 1.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,398 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/20/07	$ 43,358
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 83,989
Fidelity Securities Lending Cash Central Fund	12,044
Total	$ 96,033
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $170,494,665. Net unrealized appreciation aggregated $96,439,664, of which $104,572,970 related to appreciated investment securities and $8,133,306 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813050.103

OS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	167,700	$ 2,898
Australia - 5.9%
AMP Ltd.	332,700	2,506
Australian Wealth Management Ltd.	953,300	1,539
Babcock & Brown Ltd.	76,700	1,234
Babcock & Brown Wind Partners	1,798,000	2,217
BHP Billiton Ltd.	321,400	10,858
Charter Hall Group unit	899,034	1,278
Commonwealth Bank of Australia	207,476	9,190
Computershare Ltd.	506,320	3,596
CSL Ltd.	722,689	22,136
Energy Resources of Australia Ltd.	116,410	1,965
Gunns Ltd.	694,248	1,998
HFA Holdings Ltd.	1,532,013	1,662
Lion Nathan Ltd.	523,765	4,438
Macquarie Group Ltd.	83,500	4,867
McGuigan Simeon Wines Ltd. (a)	614,691	1,042
National Australia Bank Ltd.	171,189	5,311
Rio Tinto Ltd.	30,300	3,342
Seek Ltd.	226,300	1,266
TOTAL AUSTRALIA		80,445
Austria - 0.4%
Strabag SE	83,400	4,874
Belgium - 0.5%
Fortis	90,300	2,020
Hamon & Compagnie International SA (a)	60,300	3,155
KBC Groupe SA	10,100	1,290
TOTAL BELGIUM		6,465
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	228,300	2,760
Brazil - 1.2%
Banco do Brasil SA	123,300	2,056
Bolsa de Mercadorias & Futuros - BM&F SA	169,700	1,529
Gafisa SA ADR (a)(d)	56,200	1,957
MRV Engenharia e Participacoes SA	253,400	4,740
Uniao de Bancos Brasileiros SA (Unibanco) GDR	15,300	2,001
Vivo Participacoes SA (PN) sponsored ADR	801,200	4,703
TOTAL BRAZIL		16,986
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	103,200	$ 839
China - 0.2%
Home Inns & Hotels Management, Inc. ADR (a)	114,500	3,205
Denmark - 1.1%
Novo Nordisk AS Series B	47,200	2,978
Novozymes AS Series B	43,200	3,364
Vestas Wind Systems AS (a)	90,000	8,743
TOTAL DENMARK		15,085
Finland - 1.2%
Fortum Oyj	81,000	3,284
Neste Oil Oyj	93,400	3,000
Nokia Corp.	278,500	10,291
TOTAL FINLAND		16,575
France - 14.7%
Alstom SA	220,600	44,557
AXA SA	151,673	5,205
BNP Paribas SA	67,281	6,675
Bouygues SA	75,800	5,845
Cap Gemini SA	133,500	7,275
Carrefour SA	113,700	8,008
CNP Assurances	41,500	5,076
Compagnie Generale de Geophysique SA (a)	4,600	1,076
Electricite de France	55,800	5,821
France Telecom SA	73,400	2,595
Groupe Danone	78,800	6,403
Ingenico SA	137,800	3,803
L'Air Liquide SA	59,780	8,294
L'Oreal SA	66,934	8,199
Meetic (a)	33,500	1,082
Remy Cointreau SA	44,200	2,666
Renault SA	24,000	2,740
Sanofi-Aventis sponsored ADR	123,200	5,038
Seche Environment SA	8,400	1,372
Societe Generale Series A	36,070	4,532
Sodexho Alliance SA (d)	76,300	4,152
Suez SA (France)	165,000	9,983
Total SA:
Series B	144,188	10,494
sponsored ADR	98,300	7,154
Unibail-Rodamco	17,400	4,128
Common Stocks - continued
	Shares	Value (000s)
France - continued
Veolia Environnement	250,475	$ 20,606
Vivendi	166,500	6,710
TOTAL FRANCE		199,489
Germany - 9.1%
Allianz AG (Reg.)	31,300	5,584
Bayer AG	110,700	9,077
Beiersdorf AG	108,700	8,391
Commerzbank AG	195,900	5,952
DaimlerChrysler AG (Reg.)	59,300	4,639
Deutsche Boerse AG	59,500	10,413
Deutsche Postbank AG	35,800	2,977
Deutsche Telekom AG (Reg.)	33,300	682
E.ON AG	124,479	23,142
ESCADA AG (a)(d)	135,688	2,506
Fresenius AG	47,000	3,752
GFK AG	62,893	2,307
Henkel KGaA	107,811	4,513
MLP AG (d)	445,900	7,027
MPC Muenchmeyer Petersen Capital AG	8,800	564
Q-Cells AG (a)	36,700	3,453
SAP AG sponsored ADR (d)	98,000	4,684
Siemens AG:
(Reg.)	14,900	1,934
sponsored ADR	141,700	18,393
Vossloh AG	28,300	3,475
TOTAL GERMANY		123,465
Greece - 0.8%
Public Power Corp. of Greece	228,200	10,703
Hong Kong - 1.4%
China Unicom Ltd.	4,304,000	10,205
China Unicom Ltd. sponsored ADR	340,100	8,064
Dynasty Fine Wines Group Ltd.	714,000	182
TOTAL HONG KONG		18,451
Italy - 3.6%
A2A SpA	474,200	1,907
Alleanza Assicurazioni SpA	456,700	5,819
Assicurazioni Generali SpA	145,750	6,203
Edison SpA	1,001,700	2,604
ENI SpA	161,691	5,217
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Finmeccanica SpA	296,200	$ 8,855
Intesa Sanpaolo SpA	574,600	4,090
Lottomatica SpA	56,000	2,063
MARR SpA	122,400	1,249
Saipem SpA	103,700	3,599
UniCredit SpA	1,062,400	7,846
TOTAL ITALY		49,452
Japan - 11.0%
Canon, Inc.	77,700	3,308
Daiwa Securities Group, Inc.	399,700	3,526
Ibiden Co. Ltd.	72,400	4,562
Japan Steel Works Ltd.	321,000	4,688
Japan Tobacco, Inc.	1,029	5,400
KDDI Corp.	683	4,612
Matsui Securities Co. Ltd. (d)	251,700	1,740
Mitsubishi Corp.	98,100	2,565
Mitsubishi Electric Corp.	197,000	1,793
Mitsubishi Estate Co. Ltd.	208,000	5,516
Mitsubishi UFJ Financial Group, Inc.	619,800	6,124
Mitsui & Co. Ltd.	145,000	2,898
Mitsui Fudosan Co. Ltd.	139,000	3,177
Nafco Co. Ltd.	61,100	996
NGK Insulators Ltd.	269,000	6,932
Nidec Corp.	58,100	3,808
Nintendo Co. Ltd.	17,900	8,843
Nippon Steel Corp.	494,000	2,964
Nomura Holdings, Inc.	372,200	5,449
Nomura Holdings, Inc. sponsored ADR	37,000	542
NSK Ltd.	617,000	5,367
NTT DoCoMo, Inc.	4,298	6,808
ORIX Corp.	9,210	1,563
Point, Inc.	45,360	2,146
Sony Corp.	37,700	1,790
Sony Corp. sponsored ADR	57,900	2,750
Sumitomo Metal Industries Ltd.	688,000	3,242
Sumitomo Mitsui Financial Group, Inc.	2,779	21,902
Sumitomo Trust & Banking Co. Ltd.	521,000	3,302
T&D Holdings, Inc.	107,800	5,799
Toyota Motor Corp.	241,800	13,124
USS Co. Ltd.	48,180	2,809
TOTAL JAPAN		150,045
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 0.3%
Doosan Heavy Industries & Construction Co. Ltd.	35,820	$ 3,495
Luxembourg - 0.9%
ArcelorMittal SA:
(France)	39,200	2,602
(NY Reg.) Class A	36,300	2,410
Evraz Group SA GDR	20,200	1,469
SES SA (A Shares) FDR unit	213,304	5,168
TOTAL LUXEMBOURG		11,649
Malaysia - 0.8%
DiGi.com Bhd	366,800	2,743
Gamuda Bhd	5,021,700	7,916
TOTAL MALAYSIA		10,659
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	28,100	1,683
Netherlands - 2.0%
ING Groep NV (Certificaten Van Aandelen)	48,946	1,594
Koninklijke KPN NV	379,400	6,887
Koninklijke Philips Electronics NV (NY Shares)	269,000	10,599
Unilever NV (NY Shares)	265,500	8,634
TOTAL NETHERLANDS		27,714
Norway - 1.3%
Acta Holding ASA (d)	577,400	2,300
Lighthouse Caledonia ASA	26,435	20
Marine Harvest ASA (a)	3,110,000	1,675
Orkla ASA (A Shares)	449,700	5,955
Petroleum Geo-Services ASA	245,150	5,268
StatoilHydro ASA	119,200	3,139
TOTAL NORWAY		18,357
Panama - 0.5%
McDermott International, Inc. (a)	134,000	6,322
Portugal - 0.2%
Energias de Portugal SA	513,200	3,275
South Africa - 1.2%
Bell Equipment Ltd.	197,322	1,171
Exxaro Resources Ltd.	284,700	4,345
Impala Platinum Holdings Ltd.	89,900	3,417
Common Stocks - continued
	Shares	Value (000s)
South Africa - continued
JSE Ltd.	303,700	$ 2,833
Murray & Roberts Holdings Ltd.	368,600	4,278
TOTAL SOUTH AFRICA		16,044
Spain - 1.8%
Banco Santander SA sponsored ADR	328,100	5,745
Telefonica SA	495,148	14,491
Telefonica SA sponsored ADR	45,000	3,951
TOTAL SPAIN		24,187
Sweden - 1.7%
Scania AB (B Shares)	222,400	4,614
Skandinaviska Enskilda Banken AB (A Shares)	133,000	3,042
Svenska Cellulosa AB (SCA) (B Shares)	254,400	4,089
Swedish Match Co.	410,200	9,060
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	95,200	2,163
TOTAL SWEDEN		22,968
Switzerland - 6.8%
ABB Ltd. (Reg.)	451,202	11,284
Compagnie Financiere Richemont unit	118,274	6,765
Credit Suisse Group (Reg.)	19,410	1,102
EFG International	60,660	1,816
Julius Baer Holding AG	112,368	7,892
Nestle SA (Reg.)	28,324	12,740
Novartis AG sponsored ADR	102,300	5,177
Roche Holding AG (participation certificate)	96,073	17,574
SGS Societe Generale de Surveillance Holding SA (Reg.)	8,176	10,663
Sonova Holding AG	36,610	3,272
Swisscom AG (Reg.)	11,446	4,569
Syngenta AG:
sponsored ADR	40,400	2,131
(Switzerland)	2,540	670
UBS AG:
(NY Shares)	54,500	2,250
(Reg.)	53,543	2,211
Zurich Financial Services AG (Reg.)	7,048	2,018
TOTAL SWITZERLAND		92,134
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	281,900	1,041
Common Stocks - continued
	Shares	Value (000s)
Thailand - continued
Krung Thai Bank Public Co. Ltd.	2,697,800	$ 764
Siam Commercial Bank PCL (For. Reg.)	473,200	1,089
TOTAL THAILAND		2,894
United Kingdom - 22.8%
Anglo American PLC:
ADR	147,846	4,091
(United Kingdom)	113,659	6,280
AstraZeneca PLC sponsored ADR	133,800	5,600
Barclays PLC	154,900	1,461
BG Group PLC	654,900	14,316
BHP Billiton PLC	278,202	8,413
BP PLC	1,607,708	17,082
BP PLC sponsored ADR	8,100	516
British American Tobacco PLC	156,900	5,543
BT Group PLC	103,000	534
BT Group PLC sponsored ADR	36,900	1,913
Cadbury Schweppes PLC sponsored ADR	84,200	3,736
Centrica PLC	955,700	6,345
Climate Exchange PLC (a)	42,200	770
Diageo PLC	529,700	10,688
GlaxoSmithKline PLC	564,900	13,382
Gottex Fund Management Holdings Ltd.	45,020	2,033
HBOS plc	141,700	1,975
HSBC Holdings PLC:
(Hong Kong) (Reg.)	150,400	2,261
(United Kingdom) (Reg.)	343,567	5,166
sponsored ADR	106,300	7,992
Imperial Tobacco Group PLC sponsored ADR	4,300	418
Informa PLC	217,500	1,700
InterContinental Hotel Group PLC	146,573	2,272
International Power PLC	1,149,900	9,181
Intertek Group PLC	245,000	4,294
Jardine Lloyd Thompson Group PLC	1,049,800	7,314
Lloyds TSB Group PLC	284,900	2,488
M&C Saatchi	500,100	1,028
Man Group plc	2,401,671	26,443
Misys PLC	304,500	1,062
NDS Group PLC sponsored ADR (a)	52,700	2,846
New Star Asset Management Group PLC	250,000	493
Prudential PLC	656,200	8,412
QinetiQ Group plc	813,800	3,120
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Reed Elsevier PLC	987,677	$ 11,930
Rio Tinto PLC (Reg.)	71,618	7,286
Royal Bank of Scotland Group PLC	554,400	4,274
Royal Dutch Shell PLC:
Class A sponsored ADR	185,400	13,239
Class A (United Kingdom)	253,800	9,099
Class B	65,800	2,275
Shanks Group PLC	955,800	4,071
Signet Group PLC	2,014,700	2,641
Smith & Nephew PLC sponsored ADR	98,200	6,614
Spice PLC	233,500	2,110
SSL International PLC	189,600	1,977
Standard Chartered PLC (United Kingdom)	79,700	2,673
Taylor Nelson Sofres PLC	2,183,000	7,729
Tesco PLC	1,917,900	16,033
Vodafone Group PLC	5,823,569	20,266
Vodafone Group PLC sponsored ADR	101,600	3,536
Xstrata PLC	50,266	3,870
TOTAL UNITED KINGDOM		310,791
United States of America - 2.5%
ADA-ES, Inc. (a)	71,200	647
Alexander & Baldwin, Inc.	59,000	2,693
Calgon Carbon Corp. (a)(d)	671,000	10,320
Estee Lauder Companies, Inc. Class A	248,500	10,487
Fuel Tech, Inc. (a)(d)	106,100	2,020
GSE Systems, Inc. (a)	160,200	1,514
Hypercom Corp. (a)	258,800	908
Sunpower Corp. Class A (a)	42,100	2,909
URS Corp. (a)	58,800	2,581
TOTAL UNITED STATES OF AMERICA		34,079
TOTAL COMMON STOCKS (Cost $1,144,462)		1,287,988
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Porsche Automobil Holding SE (Cost $2,531)	2,249	4,038
Money Market Funds - 7.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	77,454,819	$ 77,455
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	18,045,555	18,046
TOTAL MONEY MARKET FUNDS (Cost $95,501)		95,501
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,242,494)		1,387,527
NET OTHER ASSETS - (2.0)%		(27,274)
NET ASSETS - 100%		$ 1,360,253
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 804
Fidelity Securities Lending Cash Central Fund	142
Total	$ 946
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,244,401,000. Net unrealized appreciation aggregated $143,126,000, of which $226,292,000 related to appreciated investment securities and $83,166,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813052.103

AVLF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.2%
Renault SA	2,600	$ 296,805
Diversified Consumer Services - 0.3%
H&R Block, Inc.	17,400	335,298
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	8,600	460,530
Household Durables - 2.2%
Bassett Furniture Industries, Inc.	7,339	95,627
Black & Decker Corp.	6,500	471,510
Centex Corp.	17,300	480,594
KB Home	49,500	1,361,250
Whirlpool Corp.	2,900	246,819
		2,655,800
Leisure Equipment & Products - 0.7%
Brunswick Corp.	9,600	182,304
Eastman Kodak Co.	14,700	292,971
Mattel, Inc.	16,100	338,261
		813,536
Media - 1.5%
News Corp. Class A	33,800	638,820
Regal Entertainment Group Class A	19,300	357,822
Time Warner, Inc.	54,300	854,682
		1,851,324
Multiline Retail - 0.4%
Sears Holdings Corp. (a)(d)	4,900	541,401
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	9,900	353,232
Home Depot, Inc.	11,450	351,172
PetSmart, Inc.	12,600	288,162
Ross Stores, Inc.	18,100	527,615
Staples, Inc.	23,100	553,014
Williams-Sonoma, Inc.	15,000	403,200
		2,476,395
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	11,000	240,790
TOTAL CONSUMER DISCRETIONARY		9,671,879
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.2%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	6,400	$ 285,888
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	15,100	589,957
SUPERVALU, Inc.	10,500	315,630
Winn-Dixie Stores, Inc. (a)	19,100	338,452
		1,244,039
Food Products - 1.7%
Cermaq ASA	12,600	129,286
Chiquita Brands International, Inc. (a)	16,300	304,484
Marine Harvest ASA (a)	298,000	160,518
Nestle SA (Reg.)	3,212	1,444,758
		2,039,046
Household Products - 2.5%
Procter & Gamble Co.	46,600	3,073,270
Tobacco - 1.8%
Altria Group, Inc.	15,800	1,197,956
British American Tobacco PLC sponsored ADR	13,600	956,080
		2,154,036
TOTAL CONSUMER STAPLES		8,796,279
ENERGY - 17.1%
Energy Equipment & Services - 2.0%
Expro International Group PLC	12,200	226,258
Exterran Holdings, Inc. (a)	3,282	214,118
Nabors Industries Ltd. (a)	25,668	698,683
National Oilwell Varco, Inc. (a)	12,564	756,730
Transocean, Inc. (a)	4,397	539,072
		2,434,861
Oil, Gas & Consumable Fuels - 15.1%
Chesapeake Energy Corp.	11,500	428,145
ConocoPhillips (d)	69,700	5,598,304
CONSOL Energy, Inc.	12,500	912,500
EnCana Corp.	5,700	375,948
EOG Resources, Inc.	17,200	1,505,000
EXCO Resources, Inc. (a)	20,800	311,792
Exxon Mobil Corp.	34,670	2,995,488
Hess Corp.	5,100	463,233
Occidental Petroleum Corp.	25,500	1,730,685
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)	10,050	$ 571,142
Suncor Energy, Inc.	6,100	573,803
Ultra Petroleum Corp. (a)	18,400	1,265,920
Uranium One, Inc. (a)	16,100	111,980
Valero Energy Corp.	28,500	1,686,915
		18,530,855
TOTAL ENERGY		20,965,716
FINANCIALS - 30.5%
Capital Markets - 5.9%
Ares Capital Corp.	16,100	225,078
Bear Stearns Companies, Inc.	9,100	821,730
Charles Schwab Corp.	13,800	307,740
Franklin Resources, Inc.	4,300	448,189
Goldman Sachs Group, Inc.	5,200	1,044,004
Julius Baer Holding AG	5,435	381,743
KKR Private Equity Investors, LP	25,783	431,865
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,300	21,775
Legg Mason, Inc.	4,400	316,800
Lehman Brothers Holdings, Inc.	36,600	2,348,622
State Street Corp.	7,046	578,618
T. Rowe Price Group, Inc.	6,400	323,776
		7,249,940
Commercial Banks - 2.0%
Associated Banc-Corp.	10,105	284,759
HSBC Holdings PLC sponsored ADR	6,800	511,224
Siam City Bank PCL NVDR	53,300	22,753
Sterling Financial Corp., Washington	12,500	222,375
UniCredit SpA	42,800	316,093
Wachovia Corp.	28,554	1,111,607
		2,468,811
Consumer Finance - 0.7%
Capital One Financial Corp.	9,100	498,771
Discover Financial Services	20,575	360,063
		858,834
Diversified Financial Services - 10.6%
Bank of America Corp.	136,592	6,057,851
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	102,800	$ 2,901,016
JPMorgan Chase & Co.	86,440	4,110,222
		13,069,089
Insurance - 7.9%
ACE Ltd.	19,900	1,160,966
Admiral Group PLC	11,300	222,670
AMBAC Financial Group, Inc.	4,600	53,912
American International Group, Inc.	83,690	4,616,340
Argo Group International Holdings, Ltd. (a)	8,391	342,688
Hartford Financial Services Group, Inc.	10,350	835,970
IPC Holdings Ltd.	20,500	527,465
LandAmerica Financial Group, Inc.	5,400	281,664
MBIA, Inc.	7,300	113,150
Montpelier Re Holdings Ltd.	17,700	303,378
Principal Financial Group, Inc.	9,200	548,412
The Travelers Companies, Inc.	15,800	759,980
		9,766,595
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc.	4,500	442,035
Annaly Capital Management, Inc.	19,800	390,456
General Growth Properties, Inc.	6,050	220,946
Home Properties, Inc.	6,200	297,538
		1,350,975
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	35,600	690,996
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	11,100	77,256
Fannie Mae	20,760	702,934
FirstFed Financial Corp. (a)(d)	8,100	339,795
New York Community Bancorp, Inc.	23,500	435,925
Washington Federal, Inc.	19,864	485,079
		2,040,989
TOTAL FINANCIALS		37,496,229
HEALTH CARE - 5.8%
Biotechnology - 1.3%
Amgen, Inc. (a)	21,300	992,367
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	4,700	$ 286,465
Cephalon, Inc. (a)	4,100	269,083
		1,547,915
Health Care Equipment & Supplies - 2.0%
Becton, Dickinson & Co.	3,500	302,855
Boston Scientific Corp. (a)	28,600	346,918
C.R. Bard, Inc.	3,700	357,309
Covidien Ltd.	13,975	623,704
Medtronic, Inc.	17,300	805,661
		2,436,447
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	5,850	301,217
Pharmaceuticals - 2.3%
Johnson & Johnson	17,400	1,100,724
Merck & Co., Inc.	23,200	1,073,696
Schering-Plough Corp.	14,900	291,593
Wyeth	8,850	352,230
		2,818,243
TOTAL HEALTH CARE		7,103,822
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	23,840	1,408,229
Raytheon Co.	5,700	371,298
United Technologies Corp.	19,400	1,424,154
		3,203,681
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	6,500	475,540
Airlines - 0.2%
Delta Air Lines, Inc. (a)	11,700	196,911
US Airways Group, Inc. (a)	5,100	70,431
		267,342
Building Products - 0.2%
Masco Corp.	11,450	262,549
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	40,200	395,970
The Brink's Co.	7,550	457,757
		853,727
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.2%
URS Corp. (a)	6,300	$ 276,570
Industrial Conglomerates - 3.6%
General Electric Co.	101,980	3,611,112
Siemens AG sponsored ADR	6,700	869,660
		4,480,772
Machinery - 0.8%
Ingersoll-Rand Co. Ltd. Class A	9,300	367,536
Oshkosh Truck Co.	7,500	343,200
Sulzer AG (Reg.)	226	238,986
		949,722
Road & Rail - 0.9%
Knight Transportation, Inc.	33,400	573,144
Ryder System, Inc.	9,300	484,158
		1,057,302
TOTAL INDUSTRIALS		11,827,205
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	29,500	186,735
Comverse Technology, Inc. (a)	13,600	222,360
Motorola, Inc.	37,100	427,763
		836,858
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	36,850	1,612,188
International Business Machines Corp.	5,000	536,700
NCR Corp. (a)	15,200	326,496
		2,475,384
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	10,600	359,446
Amphenol Corp. Class A	1,600	63,904
Avnet, Inc. (a)	10,600	377,466
Flextronics International Ltd. (a)	26,600	311,220
Motech Industries, Inc.	38,675	230,900
Tyco Electronics Ltd.	11,675	394,732
		1,737,668
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	9,800	332,416
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.5%
The Western Union Co.	17,300	$ 387,520
Unisys Corp. (a)	51,198	212,984
		600,504
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	6,700	190,012
Applied Materials, Inc.	15,900	284,928
Atmel Corp. (a)	31,050	98,118
Maxim Integrated Products, Inc.	12,100	237,886
Novellus Systems, Inc. (a)	11,000	261,360
ON Semiconductor Corp. (a)	4,500	29,160
		1,101,464
TOTAL INFORMATION TECHNOLOGY		7,084,294
MATERIALS - 3.7%
Chemicals - 0.6%
Agrium, Inc.	4,600	296,751
Albemarle Corp.	8,600	311,836
Chemtura Corp.	18,400	123,280
		731,867
Containers & Packaging - 0.1%
Temple-Inland, Inc.	7,200	135,000
Metals & Mining - 3.0%
Alcoa, Inc.	23,500	777,850
Allegheny Technologies, Inc.	2,400	168,960
ArcelorMittal SA (NY Reg.) Class A	7,400	491,286
Carpenter Technology Corp.	6,300	388,332
Freeport-McMoRan Copper & Gold, Inc. Class B	5,600	498,568
Goldcorp, Inc.	5,600	208,364
Lihir Gold Ltd. (a)	86,711	289,228
Newcrest Mining Ltd.	10,341	323,880
Randgold Resources Ltd. sponsored ADR	5,700	271,947
Reliance Steel & Aluminum Co.	5,000	246,050
		3,664,465
TOTAL MATERIALS		4,531,332
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 6.6%
AT&T, Inc.	120,937	4,654,865
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. (a)	61,900	$ 240,172
Embarq Corp.	5,300	240,090
Qwest Communications International, Inc.	62,200	365,736
Verizon Communications, Inc.	65,550	2,545,962
		8,046,825
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	7,000	262,710
TOTAL TELECOMMUNICATION SERVICES		8,309,535
UTILITIES - 5.4%
Electric Utilities - 2.9%
E.ON AG sponsored ADR	6,300	386,505
Edison International	9,700	505,952
Entergy Corp.	10,500	1,135,890
PPL Corp.	19,500	953,940
Reliant Energy, Inc. (a)	27,600	587,052
		3,569,339
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	20,200	385,416
Constellation Energy Group, Inc.	15,600	1,465,776
NRG Energy, Inc. (a)	14,200	547,978
		2,399,170
Multi-Utilities - 0.6%
CMS Energy Corp.	20,400	319,668
Sempra Energy	7,300	408,070
		727,738
TOTAL UTILITIES		6,696,247
TOTAL COMMON STOCKS (Cost $122,228,138)		122,482,538
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	414,776	$ 414,776
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	1,462,850	1,462,850
TOTAL MONEY MARKET FUNDS (Cost $1,877,626)		1,877,626
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $124,105,764)		124,360,164
NET OTHER ASSETS - (1.3)%		(1,633,664)
NET ASSETS - 100%		$ 122,726,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,775 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,394
Fidelity Securities Lending Cash Central Fund	7,110
Total	$ 20,504
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $124,686,040. Net unrealized depreciation aggregated $325,876, of which $12,501,702 related to appreciated investment securities and $12,827,578 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008